Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000231951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG S&P 500 Equal Weight ETF
Class Name	Invesco ESG S&P 500 Equal Weight ETF
Trading Symbol	RSPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG S&P 500 Equal Weight ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index due to its security selection in the information technology and health care sectors that met certain environmental, social governance and economic screening requirements set forth by the Index (as defined below).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500 Equal Weight Scored & Screened Leaders Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.79%, differed from the return of the Index, 24.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care and financials sectors, respectively.
Positions | Micron Technology, Inc., an information technology company, and Western Digital Corp., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | Boston Scientific Corp., a health care company, and NIKE, Inc., Class B, a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (11/17/21)
Invesco ESG S&P 500 Equal Weight ETF — NAV Return	23.79%	9.12%
S&P 500 Equal Weight Scored & Screened Leaders Select Index	24.07%	9.33%
S&P 500® Index	20.38%	12.48%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 73,122,889
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 95,184
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$73,122,889
Total number of portfolio holdings	187
Total advisory fees paid	$95,184
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	1.58%
Charles River Laboratories International, Inc.	0.80%
Salesforce, Inc.	0.78%
Palo Alto Networks, Inc.	0.75%
Expedia Group, Inc.	0.75%
Workday, Inc., Class A	0.74%
ServiceNow, Inc.	0.72%
Newmont Corp.	0.70%
Regeneron Pharmaceuticals, Inc.	0.69%
PayPal Holdings, Inc.	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	1.58%
Charles River Laboratories International, Inc.	0.80%
Salesforce, Inc.	0.78%
Palo Alto Networks, Inc.	0.75%
Expedia Group, Inc.	0.75%
Workday, Inc., Class A	0.74%
ServiceNow, Inc.	0.72%
Newmont Corp.	0.70%
Regeneron Pharmaceuticals, Inc.	0.69%
PayPal Holdings, Inc.	0.67%
* Excluding money market fund holdings, if any.

C000237581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Future Gen 200 ETF
Class Name	Invesco NASDAQ Future Gen 200 ETF
Trading Symbol	QQQS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Future Gen 200 ETF	$25	0.20%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its overweight allocation to the health care sector and security selection in the health care and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the NASDAQ Innovators Completion CapTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 49.41%, differed from the return of the Index, 49.01%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the information technology and communication services sectors, respectively.
Positions | AXT, Inc., an information technology company (no longer held at fiscal year-end), and MaxLinear, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the energy and consumer staples sectors, respectively.
Positions | Sleep Number Corp., a consumer discretionary company (no longer held at fiscal year-end), and Aldeyra Therapeutics, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/22)
Invesco NASDAQ Future Gen 200 ETF — NAV Return	49.41%	17.00%
Nasdaq Innovators Completion Cap™ Index	49.01%	16.87%
NASDAQ® Composite Index	23.64%	27.24%
Russell 2000® Index	26.46%	16.45%

Performance Inception Date	Oct. 13, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 22,518,555
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 30,254
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$22,518,555
Total number of portfolio holdings	206
Total advisory fees paid	$30,254
Portfolio turnover rate	81%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Cybin, Inc.	1.29%
Quantum Corp.	1.25%
Xencor, Inc.	1.14%
10X Genomics, Inc., Class A	1.10%
Agenus, Inc.	1.08%
Iovance Biotherapeutics, Inc.	0.99%
Neuronetics, Inc.	0.92%
Newell Brands, Inc.	0.92%
Varex Imaging Corp.	0.90%
AtriCure, Inc.	0.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cybin, Inc.	1.29%
Quantum Corp.	1.25%
Xencor, Inc.	1.14%
10X Genomics, Inc., Class A	1.10%
Agenus, Inc.	1.08%
Iovance Biotherapeutics, Inc.	0.99%
Neuronetics, Inc.	0.92%
Newell Brands, Inc.	0.92%
Varex Imaging Corp.	0.90%
AtriCure, Inc.	0.87%
* Excluding money market fund holdings, if any.

C000255241 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Low Volatility ETF
Class Name	Invesco QQQ Low Volatility ETF
Trading Symbol	QQLV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco QQQ Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco QQQ Low Volatility ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities within the Nasdaq-100 Index® caused it to have an overweight allocation to and poor security selection in the industrials sector and an underweight allocation to and poor security selection in the information technology sector, all of which were headwinds to performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Low VolatilityTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.53%, differed from the return of the Index, 3.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer staples sector, followed by the consumer discretionary and utilities sectors, respectively.
Positions | Ross Stores, Inc., a consumer discretionary company, and Monster Beverage Corp., a consumer staples company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the communication services sector.
Positions | Thomson Reuters Corp., an industrials company (no longer held at fiscal year-end), and Verisk Analytics, Inc., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/4/24)
Invesco QQQ Low Volatility ETF — NAV Return	3.53%	2.97%
Nasdaq-100 Low Volatility™ Index	3.79%	3.22%
NASDAQ® Composite Index	23.64%	18.88%

Performance Inception Date	Dec. 04, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,287,740
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 8,168
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,287,740
Total number of portfolio holdings	27
Total advisory fees paid	$8,168
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Cintas Corp.	5.14%
Linde PLC	4.92%
Automatic Data Processing, Inc.	4.63%
American Electric Power Co., Inc.	4.57%
Roper Technologies, Inc.	4.53%
Coca-Cola Europacific Partners PLC	4.51%
Exelon Corp.	4.45%
Xcel Energy, Inc.	4.32%
Costco Wholesale Corp.	4.29%
Paychex, Inc.	4.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cintas Corp.	5.14%
Linde PLC	4.92%
Automatic Data Processing, Inc.	4.63%
American Electric Power Co., Inc.	4.57%
Roper Technologies, Inc.	4.53%
Coca-Cola Europacific Partners PLC	4.51%
Exelon Corp.	4.45%
Xcel Energy, Inc.	4.32%
Costco Wholesale Corp.	4.29%
Paychex, Inc.	4.25%
* Excluding money market fund holdings, if any.

C000248728 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® GARP ETF
Class Name	Invesco S&P SmallCap 600® GARP ETF
Trading Symbol	GRPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® GARP ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P Composite 1500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P Composite 1500® Index due to its focus on small-capitalization securities, as well as security selection in the energy and industrials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.88%, differed from the return of the Index, 22.21%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Energy sector, followed by the industrials sector.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the consumer staples sector.
Positions | Dream Finders Homes, Inc., a consumer discretionary company (no longer held at fiscal year-end), and ADMA Biologics, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/27/24)
Invesco S&P SmallCap 600® GARP ETF — NAV Return	21.88%	12.47%
S&P SmallCap 600® GARP Index	22.21%	12.86%
S&P Composite 1500® Index	20.31%	17.96%

Performance Inception Date	Mar. 27, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,271,646
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 9,911
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,271,646
Total number of portfolio holdings	91
Total advisory fees paid	$9,911
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Inspire Medical Systems, Inc.	2.15%
Millrose Properties, Inc.	2.10%
Dave, Inc.	1.95%
QuinStreet, Inc.	1.84%
TransMedics Group, Inc.	1.81%
Tidewater, Inc.	1.81%
Acadia Pharmaceuticals, Inc.	1.79%
Palomar Holdings, Inc.	1.76%
TG Therapeutics, Inc.	1.76%
Cal-Maine Foods, Inc.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Inspire Medical Systems, Inc.	2.15%
Millrose Properties, Inc.	2.10%
Dave, Inc.	1.95%
QuinStreet, Inc.	1.84%
TransMedics Group, Inc.	1.81%
Tidewater, Inc.	1.81%
Acadia Pharmaceuticals, Inc.	1.79%
Palomar Holdings, Inc.	1.76%
TG Therapeutics, Inc.	1.76%
Cal-Maine Foods, Inc.	1.69%
* Excluding money market fund holdings, if any.

C000246584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 High Dividend Growers ETF
Class Name	Invesco S&P 500 High Dividend Growers ETF
Trading Symbol	DIVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 High Dividend Growers ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P Composite 1500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P Composite 1500® Index due to its focus on high dividend-yielding securities, as well as a relative underweight allocation to the information technology sector and security selection in the consumer staples sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Dividend Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.26%, differed from the return of the Index, 20.74%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the energy sector.
Positions | LyondellBasell Industries N.V., Class A, a materials company (no longer held at fiscal year-end), and Hewlett Packard Enterprise Co., an information technology company.
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the consumer discretionary sector.
Positions | Conagra Brands, Inc., a consumer staples company (no longer held at fiscal year-end), and VICI Properties, Inc., a real estate company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/6/23)
Invesco S&P 500 High Dividend Growers ETF — NAV Return	20.26%	19.44%
S&P 500® High Dividend Growth Index	20.74%	19.63%
S&P Composite 1500® Index	20.31%	22.21%

Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 11,746,833
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 38,601
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$11,746,833
Total number of portfolio holdings	101
Total advisory fees paid	$38,601
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
HP, Inc.	3.03%
Franklin Resources, Inc.	2.34%
Paychex, Inc.	2.18%
Prudential Financial, Inc.	2.11%
Ares Management Corp., Class A	2.03%
Altria Group, Inc.	2.03%
VICI Properties, Inc.	1.88%
Verizon Communications, Inc.	1.76%
Invitation Homes, Inc.	1.71%
AES Corp. (The)	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HP, Inc.	3.03%
Franklin Resources, Inc.	2.34%
Paychex, Inc.	2.18%
Prudential Financial, Inc.	2.11%
Ares Management Corp., Class A	2.03%
Altria Group, Inc.	2.03%
VICI Properties, Inc.	1.88%
Verizon Communications, Inc.	1.76%
Invitation Homes, Inc.	1.71%
AES Corp. (The)	1.60%
* Excluding money market fund holdings, if any.

C000246583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Class Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Trading Symbol	QOWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Free Cash Flow Achievers ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 3000® Index rose amid positive performance in the semiconductors & semiconductor equipment industry. While securities in that industry drove much of the Russell 3000® Index's gains, the Fund underperformed the Russell 3000® Index primarily due to its focus on securities of companies with positive free cash flow, as well as a relative underweight allocation to the interactive media & services and software industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Free Cash Flow AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 6.78%, differed from the return of the Index, 7.18%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the entertainment industry.
Positions | KLA Corp., a semiconductors & semiconductor equipment company, followed by NVIDIA Corp., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations | Interactive media & services industry, followed by the software industry.
Positions | Intuit, Inc., a software company, followed by Meta Platforms, Inc., Class A, an interactive media & services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/6/23)
Invesco Nasdaq Free Cash Flow Achievers ETF — NAV Return	6.78%	19.44%
Nasdaq US Free Cash Flow Achievers™ Index	7.18%	19.86%
Russell 3000® Index	20.10%	22.29%

Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 10,676,109
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 52,443
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$10,676,109
Total number of portfolio holdings	53
Total advisory fees paid	$52,443
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.54%
Broadcom, Inc.	5.61%
Mastercard, Inc., Class A	4.72%
Salesforce, Inc.	3.77%
ServiceNow, Inc.	3.12%
KLA Corp.	3.00%
Fortinet, Inc.	2.99%
Automatic Data Processing, Inc.	2.98%
Adobe, Inc.	2.76%
Veeva Systems, Inc., Class A	2.57%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.54%
Broadcom, Inc.	5.61%
Mastercard, Inc., Class A	4.72%
Salesforce, Inc.	3.77%
ServiceNow, Inc.	3.12%
KLA Corp.	3.00%
Fortinet, Inc.	2.99%
Automatic Data Processing, Inc.	2.98%
Adobe, Inc.	2.76%
Veeva Systems, Inc., Class A	2.57%
* Excluding money market fund holdings, if any.

C000271485 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Equal Weight ETF
Class Name	Invesco QQQ Equal Weight ETF
Trading Symbol	QEW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco QQQ Equal Weight ETF (the “Fund”) for the period March 16, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Equal Weight ETF	$13	0.25%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.25%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Equal WeightedTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period March 18, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.89%, differed from the return of the Index, 22.12%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the consumer discretionary and industrials sectors, respectively.
Positions | Marvell Technology, Inc., an information technology company, and Intel Corp., an information technology company.
What detracted from performance?
Sector Allocations | Communication services sector, followed by the utilities and real estate sectors, respectively.
Positions | Nebius Group N.V., Class A, an information technology company, and Charter Communications, Inc., Class A, a communication services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (03/18/26)
Invesco QQQ Equal Weight ETF — NAV Return	21.89%
NASDAQ-100 Equal WeightedTM Total Return Index	22.12%
NASDAQ® Composite Index	19.34%

Performance Inception Date	Mar. 18, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 21,148,913
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 16,738
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$21,148,913
Total number of portfolio holdings	105
Total advisory fees paid	$16,738
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DoorDash, Inc., Class A	1.44%
Airbnb, Inc., Class A	1.36%
Palo Alto Networks, Inc.	1.34%
Workday, Inc., Class A	1.33%
Paychex, Inc.	1.30%
Roper Technologies, Inc.	1.29%
Regeneron Pharmaceuticals, Inc.	1.28%
Automatic Data Processing, Inc.	1.27%
Amgen, Inc.	1.26%
CrowdStrike Holdings, Inc., Class A	1.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DoorDash, Inc., Class A	1.44%
Airbnb, Inc., Class A	1.36%
Palo Alto Networks, Inc.	1.34%
Workday, Inc., Class A	1.33%
Paychex, Inc.	1.30%
Roper Technologies, Inc.	1.29%
Regeneron Pharmaceuticals, Inc.	1.28%
Automatic Data Processing, Inc.	1.27%
Amgen, Inc.	1.26%
CrowdStrike Holdings, Inc., Class A	1.25%
* Excluding money market fund holdings, if any.

C000255422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI North America Climate ETF
Class Name	Invesco MSCI North America Climate ETF
Trading Symbol	KLMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI North America Climate ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI North America Climate ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the MSCI North America Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the MSCI North America Index due to its security selection in the information technology and financials sectors that met certain environmental and climate criteria relative to their peers, as set forth by the Index (as defined below).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Select 500 - North America Subset Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.83%, differed from the return of the Index, 20.96%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Apple, Inc., an information technology company, followed by NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, followed by Netflix, Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/11/24)
Invesco MSCI North America Climate ETF — NAV Return	20.83%	16.12%
MSCI Global Select 500 - North America Subset Index	20.96%	16.26%
MSCI ACWI Index (Net)	22.35%	19.11%
MSCI North America Index	19.96%	15.70%

Performance Inception Date	Dec. 11, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,464,570,853
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 2,066,695
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,464,570,853
Total number of portfolio holdings	275
Total advisory fees paid	$2,066,695
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.31%
Apple, Inc.	6.68%
Microsoft Corp.	5.16%
Amazon.com, Inc.	3.60%
Alphabet, Inc., Class A	3.14%
Broadcom, Inc.	2.39%
Alphabet, Inc., Class C	1.92%
Meta Platforms, Inc., Class A	1.82%
Micron Technology, Inc.	1.58%
Tesla, Inc.	1.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.31%
Apple, Inc.	6.68%
Microsoft Corp.	5.16%
Amazon.com, Inc.	3.60%
Alphabet, Inc., Class A	3.14%
Broadcom, Inc.	2.39%
Alphabet, Inc., Class C	1.92%
Meta Platforms, Inc., Class A	1.82%
Micron Technology, Inc.	1.58%
Tesla, Inc.	1.49%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective June 1, 2026, the Fund modified its principal investment strategies to reflect changes made to the underlying index methodology. Additionally, the name of the Index changed from MSCI Global Climate 500 North America Selection Index to MSCI Global Select 500 - North America Subset Index.

Material Fund Change Strategies [Text Block]	Effective June 1, 2026, the Fund modified its principal investment strategies to reflect changes made to the underlying index methodology.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000271627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Treasury Duration Rotation ETF
Class Name	Invesco MSCI Treasury Duration Rotation ETF
Trading Symbol	TROT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Treasury Duration Rotation ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Treasury Duration Rotation ETF	$8	0.15%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 8	[3]
Expense Ratio, Percent	0.15%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2026, the U.S. treasury bond market experienced an elevated interest rate environment, which weighed on treasury bond returns. Because the Fund reduced its duration exposure in accordance with the methodology of the Index (as defined below), the Fund's weighting approach helped to mitigate this impact.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI U.S. Treasury Duration Rotation Select Bond Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal period February 25, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, -0.21%, differed from the return of the Index, -0.14%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 0-1 years, followed by bonds with maturities of 1-3 years.
Positions | U.S. Treasury Notes, 3.75% coupon, due 8/15/2027 (no longer held at fiscal year-end), and U.S. Treasury Notes, 3.50% coupon, due 9/30/2027.
What detracted from performance?
Duration Allocations | Bonds with maturities of 3-5 years.
Positions | U.S. Treasury Notes, 1.13% coupon, due 2/15/2031, and U.S. Treasury Notes, 0.88% coupon, due 11/15/2030.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (2/25/26)
Invesco MSCI Treasury Duration Rotation ETF — NAV Return	-0.21%
MSCI U.S. Treasury Duration Rotation Select Bond Index	-0.14%
Bloomberg U.S. Aggregate Bond Index	-1.64%
Bloomberg U.S. Treasury Index	-1.75%

Performance Inception Date	Feb. 25, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 980,097
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 762
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$980,097
Total number of portfolio holdings	148
Total advisory fees paid	$762
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.63%, 05/15/2031	1.43%
U.S. Treasury Notes, 1.13%, 02/15/2031	1.33%
U.S. Treasury Notes, 1.25%, 08/15/2031	1.33%
U.S. Treasury Notes, 4.00%, 02/28/2030	1.31%
U.S. Treasury Notes, 3.50%, 01/31/2028	1.27%
U.S. Treasury Notes, 0.88%, 11/15/2030	1.27%
U.S. Treasury Notes, 0.63%, 08/15/2030	1.26%
U.S. Treasury Notes, 0.63%, 05/15/2030	1.05%
U.S. Treasury Notes, 1.63%, 08/15/2029	0.94%
U.S. Treasury Notes, 3.88%, 03/31/2028	0.91%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.63%, 05/15/2031	1.43%
U.S. Treasury Notes, 1.13%, 02/15/2031	1.33%
U.S. Treasury Notes, 1.25%, 08/15/2031	1.33%
U.S. Treasury Notes, 4.00%, 02/28/2030	1.31%
U.S. Treasury Notes, 3.50%, 01/31/2028	1.27%
U.S. Treasury Notes, 0.88%, 11/15/2030	1.27%
U.S. Treasury Notes, 0.63%, 08/15/2030	1.26%
U.S. Treasury Notes, 0.63%, 05/15/2030	1.05%
U.S. Treasury Notes, 1.63%, 08/15/2029	0.94%
U.S. Treasury Notes, 3.88%, 03/31/2028	0.91%
* Excluding money market fund holdings, if any.

C000271626 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Hybrid Bond ETF
Class Name	Invesco U.S. Hybrid Bond ETF
Trading Symbol	HBRD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco U.S. Hybrid Bond ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Hybrid Bond ETF	$21	0.40%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 21	[5]
Expense Ratio, Percent	0.40%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2026, U.S. hybrid bond returns were close to flat as they faced headwinds from higher rates, which were offset by tighter credit spreads and elevated income. Because the Fund primarily invests in U.S. hybrid bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period February 25, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, -0.17%, differed from the return of the Index, 0.15%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the energy sector.
Positions | AES Corp. (The), 7.60% coupon, due 1/15/2055, a utilities company, and Global Atlantic (Fin) Co., 7.95% coupon, due 10/15/2054, a financials company.
What detracted from performance?
Sector Allocations | Communication services sector.
Positions | Paramount Global, 6.38% coupon, due 3/30/2062, a communication services company (no longer held at period end), and Paramount Global, 6.25% coupon, due 2/28/2057, a communication services company (no longer held at period end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (2/25/26)
Invesco U.S. Hybrid Bond ETF — NAV Return	-0.17%
ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index	0.15%
Bloomberg U.S. Aggregate Bond Index	-1.64%

Performance Inception Date	Feb. 25, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 14,513,852
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 30,271
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$14,513,852
Total number of portfolio holdings	190
Total advisory fees paid	$30,271
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
CVS Health Corp., 7.00%, 03/10/2055	1.45%
Meiji Yasuda Life Insurance Co., 6.10%, 06/11/2055	1.37%
Vodafone Group PLC, 7.00%, 04/04/2079	1.36%
Southern Co. (The), 6.38%, 03/15/2055	1.25%
Verizon Communications, Inc., 6.20%, 05/14/2056	1.24%
Verizon Communications, Inc., 6.05%, 05/14/2058	1.22%
Verizon Communications, Inc., 6.60%, 02/15/2059	1.21%
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/2054	1.15%
Verizon Communications, Inc., 6.75%, 02/15/2057	1.06%
Nippon Life Insurance Co., 6.50%, 04/30/2055	0.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp., 7.00%, 03/10/2055	1.45%
Meiji Yasuda Life Insurance Co., 6.10%, 06/11/2055	1.37%
Vodafone Group PLC, 7.00%, 04/04/2079	1.36%
Southern Co. (The), 6.38%, 03/15/2055	1.25%
Verizon Communications, Inc., 6.20%, 05/14/2056	1.24%
Verizon Communications, Inc., 6.05%, 05/14/2058	1.22%
Verizon Communications, Inc., 6.60%, 02/15/2059	1.21%
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/2054	1.15%
Verizon Communications, Inc., 6.75%, 02/15/2057	1.06%
Nippon Life Insurance Co., 6.50%, 04/30/2055	0.95%
* Excluding money market fund holdings, if any.

C000228442 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 QVM Multi-factor ETF
Class Name	Invesco S&P 500 QVM Multi-factor ETF
Trading Symbol	QVML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 QVM Multi-factor ETF	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its focus on quality, value and momentum securities, as well as security selection in the consumer discretionary sector and relative underweight to the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.05%, differed from the return of the Index, 20.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Alphabet, Inc., Class C, a communication services company, and Apple, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Tesla, Inc., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/30/21)
Invesco S&P 500 QVM Multi-factor ETF — NAV Return	20.05%	12.94%	13.68%
S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index	20.29%	13.08%	13.83%
S&P 500® Index	20.38%	12.79%	13.52%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,642,004,037
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 1,644,071
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,642,004,037
Total number of portfolio holdings	438
Total advisory fees paid	$1,644,071
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.92%
Apple, Inc.	7.85%
Microsoft Corp.	6.77%
Alphabet, Inc., Class C	4.74%
Amazon.com, Inc.	4.64%
Broadcom, Inc.	3.33%
Meta Platforms, Inc., Class A	2.38%
Micron Technology, Inc.	1.86%
JPMorgan Chase & Co.	1.47%
Berkshire Hathaway, Inc., Class B	1.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.92%
Apple, Inc.	7.85%
Microsoft Corp.	6.77%
Alphabet, Inc., Class C	4.74%
Amazon.com, Inc.	4.64%
Broadcom, Inc.	3.33%
Meta Platforms, Inc., Class A	2.38%
Micron Technology, Inc.	1.86%
JPMorgan Chase & Co.	1.47%
Berkshire Hathaway, Inc., Class B	1.47%
* Excluding money market fund holdings, if any.

C000228443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Class Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Trading Symbol	QVMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 QVM Multi-factor ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P MidCap 400® Index rose as artificial intelligence related demand broadened, further supported by resilient US economic growth. The Fund outperformed the S&P MidCap 400® Index due to its focus on quality, value and momentum securities, as well as security selection in the consumer discretionary sector and relative overweight to the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.66%, differed from the return of the Index, 17.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Lumentum Holdings, Inc., an information technology company (no longer held at fiscal year-end), and Flex Ltd., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | AECOM, an industrials company, and Duolingo, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/30/21)
Invesco S&P MidCap 400 QVM Multi-factor ETF — NAV Return	17.66%	8.09%	8.28%
S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index	17.79%	8.22%	8.41%
S&P Composite 1500® Index	20.31%	12.39%	13.06%
S&P MidCap 400® Index	17.13%	8.08%	8.29%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 426,060,781
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 597,222
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$426,060,781
Total number of portfolio holdings	357
Total advisory fees paid	$597,222
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Everpure, Inc., Class A	1.09%
Twilio, Inc., Class A	1.03%
Illumina, Inc.	1.03%
Okta, Inc.	0.99%
TechnipFMC PLC	0.97%
ATI, Inc.	0.83%
nVent Electric PLC	0.81%
Tenet Healthcare Corp.	0.78%
Royal Gold, Inc.	0.76%
XPO, Inc.	0.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Everpure, Inc., Class A	1.09%
Twilio, Inc., Class A	1.03%
Illumina, Inc.	1.03%
Okta, Inc.	0.99%
TechnipFMC PLC	0.97%
ATI, Inc.	0.83%
nVent Electric PLC	0.81%
Tenet Healthcare Corp.	0.78%
Royal Gold, Inc.	0.76%
XPO, Inc.	0.71%
* Excluding money market fund holdings, if any.

C000228754 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Biotechnology ETF
Class Name	Invesco Nasdaq Biotechnology ETF
Trading Symbol	IBBQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Biotechnology ETF	$24	0.19%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P Composite 1500® Biotechnology Index rose amid positive performance in the biotechnology sector. While biotechnology stocks performed well during the period, the Fund outperformed the S&P Composite 1500® Biotechnology Index primarily due to its allocation to the health care providers & services industry.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq BiotechnologyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 53.03%, differed from the return of the Index, 53.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Health care providers & services industry, followed by the life sciences tools & services industry.
Positions | Amgen, Inc., a biotechnology company, followed by Moderna, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations | Health care equipment & supplies industry, followed by biotechnology industry.
Positions | Alnylam Pharmaceuticals, Inc., a biotechnology company, followed by Summit Therapeutics, Inc., a biotechnology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/11/21)
Invesco Nasdaq Biotechnology ETF — NAV Return	53.03%	6.64%	7.38%
Nasdaq Biotechnology™ Index	53.19%	6.74%	7.48%
NASDAQ® Composite Index	23.64%	12.38%	13.61%
S&P Composite 1500® Biotechnology Index	42.34%	11.96%	12.43%

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 96,392,514
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 121,486
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$96,392,514
Total number of portfolio holdings	259
Total advisory fees paid	$121,486
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amgen, Inc.	8.68%
Vertex Pharmaceuticals, Inc.	8.27%
Gilead Sciences, Inc.	7.40%
Regeneron Pharmaceuticals, Inc.	5.35%
Moderna, Inc.	3.61%
Revolution Medicines, Inc.	2.83%
Illumina, Inc.	2.10%
Alnylam Pharmaceuticals, Inc.	2.09%
Biogen, Inc.	2.07%
Argenx SE, ADR	1.84%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amgen, Inc.	8.68%
Vertex Pharmaceuticals, Inc.	8.27%
Gilead Sciences, Inc.	7.40%
Regeneron Pharmaceuticals, Inc.	5.35%
Moderna, Inc.	3.61%
Revolution Medicines, Inc.	2.83%
Illumina, Inc.	2.10%
Alnylam Pharmaceuticals, Inc.	2.09%
Biogen, Inc.	2.07%
Argenx SE, ADR	1.84%
* Excluding money market fund holdings, if any.

C000228444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Class Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Trading Symbol	QVMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose as artificial intelligence related demand broadened, further supported by easing financing conditions in late 2025. The Fund underperformed the S&P SmallCap 600® Index due to its focus on quality, value and momentum securities, as well as a relative underweight to the information technology sector and security selection in the materials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi- Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.84%, differed from the return of the Index, 22.97%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Sandisk Corp., an information technology company (no longer held at fiscal year-end), and Semtech Corp., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Stride, Inc., a consumer discretionary company, and FMC Corp., a materials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/30/21)
Invesco S&P SmallCap 600 QVM Multi-factor ETF — NAV Return	22.84%	7.78%	7.55%
S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index	22.97%	7.92%	7.69%
S&P Composite 1500® Index	20.31%	12.39%	13.06%
S&P SmallCap 600® Index	24.08%	6.92%	6.60%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 247,911,409
Holdings Count | Holding	533
Advisory Fees Paid, Amount	$ 337,782
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$247,911,409
Total number of portfolio holdings	533
Total advisory fees paid	$337,782
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Viasat, Inc.	0.77%
Paycom Software, Inc.	0.77%
Brinker International, Inc.	0.62%
Corcept Therapeutics, Inc.	0.61%
Jackson Financial, Inc., Class A	0.59%
Qorvo, Inc.	0.57%
Eastman Chemical Co.	0.57%
Glaukos Corp.	0.56%
Element Solutions, Inc.	0.56%
FormFactor, Inc.	0.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Viasat, Inc.	0.77%
Paycom Software, Inc.	0.77%
Brinker International, Inc.	0.62%
Corcept Therapeutics, Inc.	0.61%
Jackson Financial, Inc., Class A	0.59%
Qorvo, Inc.	0.57%
Eastman Chemical Co.	0.57%
Glaukos Corp.	0.56%
Element Solutions, Inc.	0.56%
FormFactor, Inc.	0.54%
* Excluding money market fund holdings, if any.

C000229782 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG NASDAQ 100 ETF
Class Name	Invesco ESG NASDAQ 100 ETF
Trading Symbol	QQMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ 100 ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 ESGTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 28.51%, differed from the return of the Index, 28.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services and health care sectors, respectively.
Positions | Micron Technology, Inc., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the real estate and financials sectors, respectively.
Positions | Netflix, Inc., a communication services company, and Intuit, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ 100 ETF — NAV Return	28.51%	15.84%
Nasdaq-100 ESG™ Index	28.79%	16.06%
NASDAQ® Composite Index	23.64%	12.82%

Performance Inception Date	Oct. 27, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 199,962,581
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 330,887
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$199,962,581
Total number of portfolio holdings	89
Total advisory fees paid	$330,887
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.59%
Apple, Inc.	8.27%
Microsoft Corp.	6.95%
Amazon.com, Inc.	4.70%
Micron Technology, Inc.	4.39%
Advanced Micro Devices, Inc.	4.33%
Alphabet, Inc., Class A	2.87%
Tesla, Inc.	2.80%
Alphabet, Inc., Class C	2.65%
Cisco Systems, Inc.	2.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.59%
Apple, Inc.	8.27%
Microsoft Corp.	6.95%
Amazon.com, Inc.	4.70%
Micron Technology, Inc.	4.39%
Advanced Micro Devices, Inc.	4.33%
Alphabet, Inc., Class A	2.87%
Tesla, Inc.	2.80%
Alphabet, Inc., Class C	2.65%
Cisco Systems, Inc.	2.58%
* Excluding money market fund holdings, if any.

C000228755 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco PHLX Semiconductor ETF
Class Name	Invesco PHLX Semiconductor ETF
Trading Symbol	SOXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco PHLX Semiconductor ETF	$29	0.19%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P Composite 1500® Semiconductor Index rose as ongoing investment in artificial intelligence, cloud computing, and data center infrastructure supported semiconductor demand. The Fund outperformed the S&P Composite 1500® Semiconductor Index primarily due to its security selection results, particularly its holdings in Micron Technology, Inc. and Marvell Technology, Inc.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the PHLX SemiconductorTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 104.21%, differed from the return of the Index, 104.75%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the electronic equipment, instruments & components industry.
Positions | Micron Technology, Inc., a semiconductors & semiconductor equipment company, followed by Intel Corp., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | NXP Semiconductors N.V., a semiconductors & semiconductor equipment company, followed by Astera Labs, Inc., a semiconductors & semiconductor equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/11/21)
Invesco PHLX Semiconductor ETF — NAV Return	104.21%	28.62%	28.87%
PHLX Semiconductor™ Index	104.75%	28.90%	29.13%
NASDAQ® Composite Index	23.64%	12.38%	13.61%
S&P Composite 1500® Semiconductor Index	48.95%	40.22%	40.95%

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,003,572,592
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,710,152
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,003,572,592
Total number of portfolio holdings	33
Total advisory fees paid	$2,710,152
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.08%
Broadcom, Inc.	9.30%
Micron Technology, Inc.	8.86%
ASML Holding N.V., New York Shares	4.73%
Marvell Technology, Inc.	4.63%
Applied Materials, Inc.	4.57%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.46%
Lam Research Corp.	4.25%
KLA Corp.	4.10%
Advanced Micro Devices, Inc.	4.09%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.08%
Broadcom, Inc.	9.30%
Micron Technology, Inc.	8.86%
ASML Holding N.V., New York Shares	4.73%
Marvell Technology, Inc.	4.63%
Applied Materials, Inc.	4.57%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.46%
Lam Research Corp.	4.25%
KLA Corp.	4.10%
Advanced Micro Devices, Inc.	4.09%
* Excluding money market fund holdings, if any.

C000221653 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Next Gen 100 ETF
Class Name	Invesco NASDAQ Next Gen 100 ETF
Trading Symbol	QQQJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Next Gen 100 ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 32.07%, differed from the return of the Index, 32.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care and industrials sectors, respectively.
Positions | Sandisk Corp., an information technology company (no longer held at fiscal year-end), and Teradyne, Inc., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services and financials sectors, respectively.
Positions | Tractor Supply Co., a consumer discretionary company, and Insulet Corp., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/13/20)
Invesco NASDAQ Next Gen 100 ETF — NAV Return	32.07%	6.33%	10.22%
Nasdaq Next Generation 100 Index™	32.23%	6.46%	10.37%
NASDAQ® Composite Index	23.64%	12.38%	15.38%
Russell 3000® Index	20.10%	11.80%	15.17%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,189,988,297
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,355,992
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,189,988,297
Total number of portfolio holdings	108
Total advisory fees paid	$1,355,992
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Natera, Inc.	2.27%
eBay, Inc.	2.26%
Revolution Medicines, Inc.	2.15%
Credo Technology Group Holding Ltd.	2.05%
Flex Ltd.	1.97%
NetApp, Inc.	1.80%
MongoDB, Inc.	1.79%
Expedia Group, Inc.	1.79%
Kimberly-Clark Corp.	1.76%
United Airlines Holdings, Inc.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Natera, Inc.	2.27%
eBay, Inc.	2.26%
Revolution Medicines, Inc.	2.15%
Credo Technology Group Holding Ltd.	2.05%
Flex Ltd.	1.97%
NetApp, Inc.	1.80%
MongoDB, Inc.	1.79%
Expedia Group, Inc.	1.79%
Kimberly-Clark Corp.	1.76%
United Airlines Holdings, Inc.	1.72%
* Excluding money market fund holdings, if any.

C000209114 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Ultra Dividend Revenue ETF
Class Name	Invesco S&P Ultra Dividend Revenue ETF
Trading Symbol	RDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Ultra Dividend Revenue ETF	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 900® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 900® Index primarily due to its overweight allocation to and security selection in the energy sector and its security selection in the consumer discretionary sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 25.52%, differed from the return of the Index, 26.06%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Energy sector, followed by the financials and consumer discretionary sectors, respectively.
Positions | Target Corp., a consumer staples company, and Macy's, Inc., a consumer discretionary company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Industrials sector, followed by the communication services sector.
Positions | ManpowerGroup, Inc., an industrials company (no longer held at fiscal year-end), and General Mills, Inc., a consumer staples company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Ultra Dividend Revenue ETF — NAV Return	25.52%	13.18%	11.20%
S&P 900® Dividend Revenue-Weighted Index	26.06%	13.63%	11.61%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P 900® Index	20.22%	12.53%	15.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,404,972,301
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,970,087
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,404,972,301
Total number of portfolio holdings	63
Total advisory fees paid	$3,970,087
Portfolio turnover rate	94%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Target Corp.	5.74%
Comcast Corp., Class A	5.57%
AT&T, Inc.	5.53%
Bristol-Myers Squibb Co.	5.41%
Chevron Corp.	5.26%
PepsiCo, Inc.	5.09%
Prudential Financial, Inc.	4.87%
Ford Motor Co.	4.76%
Truist Financial Corp.	4.72%
International Paper Co.	4.65%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Target Corp.	5.74%
Comcast Corp., Class A	5.57%
AT&T, Inc.	5.53%
Bristol-Myers Squibb Co.	5.41%
Chevron Corp.	5.26%
PepsiCo, Inc.	5.09%
Prudential Financial, Inc.	4.87%
Ford Motor Co.	4.76%
Truist Financial Corp.	4.72%
International Paper Co.	4.65%
* Excluding money market fund holdings, if any.

C000221604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 ETF
Class Name	Invesco NASDAQ 100 ETF
Trading Symbol	QQQM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 26.39%, differed from the return of the Index, 26.61%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | Micron Technology, Inc., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the real estate and financials sectors, respectively.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Netflix, Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/13/20)
Invesco NASDAQ 100 ETF — NAV Return	26.39%	14.30%	17.09%
Nasdaq-100 Index®	26.61%	14.46%	17.25%
NASDAQ® Composite Index	23.64%	12.38%	15.38%
Russell 3000® Index	20.10%	11.80%	15.17%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 104,364,687,723
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 117,976,072
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$104,364,687,723
Total number of portfolio holdings	106
Total advisory fees paid	$117,976,072
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.51%
Apple, Inc.	7.41%
Microsoft Corp.	6.00%
Micron Technology, Inc.	4.76%
Amazon.com, Inc.	4.45%
Advanced Micro Devices, Inc.	3.38%
Alphabet, Inc., Class A	3.15%
Tesla, Inc.	2.93%
Alphabet, Inc., Class C	2.92%
Broadcom, Inc.	2.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.51%
Apple, Inc.	7.41%
Microsoft Corp.	6.00%
Micron Technology, Inc.	4.76%
Amazon.com, Inc.	4.45%
Advanced Micro Devices, Inc.	3.38%
Alphabet, Inc., Class A	3.15%
Tesla, Inc.	2.93%
Alphabet, Inc., Class C	2.92%
Broadcom, Inc.	2.80%
* Excluding money market fund holdings, if any.

C000197638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Solar ETF
Class Name	Invesco Solar ETF
Trading Symbol	TAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Solar ETF	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the MSCI World Growth Index performed positively due to its exposure to strong performing securities in the information technology sector. The Fund faced headwinds caused by policy uncertainty, a reduction to U.S. federal solar incentives, and its security selection in the information technology sector, which caused it to underperform the MSCI World Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 14.62%, differed from the return of the Index, 15.38%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Independent power and renewable electricity producers industry, followed by the electrical equipment industry.
Positions | Doral Group Renewable Energy Resources Ltd., an independent power and renewable electricity producers company, followed by Enlight Renewable Energy Ltd., an independent power and renewable electricity producers company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the construction & engineering industry.
Positions | GCL Technology Holdings Ltd., a semiconductors & semiconductor equipment company, followed by Sunrun, Inc., an electrical equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Solar ETF — NAV Return	14.62%	-11.03%	9.53%
MAC Global Solar Energy Index (Net)	15.38%	-11.44%	9.11%
MSCI ACWI Index (Net)	22.35%	10.88%	12.58%
MSCI World Growth Index (Net)	17.05%	10.56%	15.24%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,039,206,077
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,626,781
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,039,206,077
Total number of portfolio holdings	37
Total advisory fees paid	$6,626,781
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
First Solar, Inc.	9.85%
Nextpower, Inc., Class A	8.78%
Enlight Renewable Energy Ltd.	7.19%
Enphase Energy, Inc.	6.53%
Doral Group Renewable Energy Resources Ltd.	4.67%
HA Sustainable Infrastructure Capital, Inc.	4.60%
GCL Technology Holdings Ltd.	4.04%
Sunrun, Inc.	3.78%
Clearway Energy, Inc., Class C	3.65%
SolarEdge Technologies, Inc.	3.49%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
First Solar, Inc.	9.85%
Nextpower, Inc., Class A	8.78%
Enlight Renewable Energy Ltd.	7.19%
Enphase Energy, Inc.	6.53%
Doral Group Renewable Energy Resources Ltd.	4.67%
HA Sustainable Infrastructure Capital, Inc.	4.60%
GCL Technology Holdings Ltd.	4.04%
Sunrun, Inc.	3.78%
Clearway Energy, Inc., Class C	3.65%
SolarEdge Technologies, Inc.	3.49%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect changes made to the Index methodology.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect changes made to the Index methodology.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000192788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI USA ETF
Class Name	Invesco MSCI USA ETF
Trading Symbol	PBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI USA ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the MSCI USA Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI USA Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 19.96%, differed from the return of the Index, 20.02%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care and communication services sectors, respectively.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Netflix, Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/22/17)
Invesco MSCI USA ETF — NAV Return	19.96%	12.27%	15.11%
MSCI USA Index	20.02%	12.32%	15.20%

Performance Inception Date	Sep. 22, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 11,665,769,370
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 4,133,013
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$11,665,769,370
Total number of portfolio holdings	517
Total advisory fees paid	$4,133,013
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.65%
Apple, Inc.	7.02%
Microsoft Corp.	5.40%
Amazon.com, Inc.	3.79%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.52%
Alphabet, Inc., Class C	2.36%
Meta Platforms, Inc., Class A	1.90%
Micron Technology, Inc.	1.63%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.65%
Apple, Inc.	7.02%
Microsoft Corp.	5.40%
Amazon.com, Inc.	3.79%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.52%
Alphabet, Inc., Class C	2.36%
Meta Platforms, Inc., Class A	1.90%
Micron Technology, Inc.	1.63%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000209112 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 Revenue ETF
Class Name	Invesco S&P MidCap 400 Revenue ETF
Trading Symbol	RWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 Revenue ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P MidCap 400® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P MidCap 400® Index primarily due to its security selection in the energy and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 18.39%, differed from the return of the Index, 18.76%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the energy and industrials sectors, respectively.
Positions | TD SYNNEX Corp., an information technology company, and Flex Ltd., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer staples sector.
Positions | Albertson's Cos., Inc., Class A, a consumer staples company, and Whirlpool Corp., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400 Revenue ETF — NAV Return	18.39%	11.41%	12.66%
S&P MidCap 400® Revenue-Weighted Index	18.76%	11.80%	13.06%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P MidCap 400® Index	17.13%	8.08%	10.88%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,331,268,134
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 4,466,066
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,331,268,134
Total number of portfolio holdings	396
Total advisory fees paid	$4,466,066
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.67%
Albertson's Cos., Inc., Class A	2.53%
TD SYNNEX Corp.	2.50%
American Airlines Group, Inc.	2.27%
PBF Energy, Inc., Class A	2.10%
US Foods Holding Corp.	1.87%
Lithia Motors, Inc., Class A	1.85%
HF Sinclair Corp.	1.61%
Penske Automotive Group, Inc.	1.53%
Tenet Healthcare Corp.	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.67%
Albertson's Cos., Inc., Class A	2.53%
TD SYNNEX Corp.	2.50%
American Airlines Group, Inc.	2.27%
PBF Energy, Inc., Class A	2.10%
US Foods Holding Corp.	1.87%
Lithia Motors, Inc., Class A	1.85%
HF Sinclair Corp.	1.61%
Penske Automotive Group, Inc.	1.53%
Tenet Healthcare Corp.	1.41%
* Excluding money market fund holdings, if any.

C000209110 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Revenue ETF
Class Name	Invesco S&P 500 Revenue ETF
Trading Symbol	RWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Revenue ETF	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index primarily due to its overweight allocation to and security selection in the health care sector and its overweight allocation to and security selection in the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 25.29%, differed from the return of the Index, 25.81%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the information technology and energy sectors, respectively.
Positions | Dell Technologies, Inc., Class C, an information technology company, and Centene Corp., a health care company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Home Depot, Inc. (The), a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Revenue ETF — NAV Return	25.29%	13.75%	14.22%
S&P 500® Revenue-Weighted Index	25.81%	14.20%	14.67%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 9,964,392,436
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 31,685,838
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$9,964,392,436
Total number of portfolio holdings	504
Total advisory fees paid	$31,685,838
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.98%
Walmart, Inc.	3.10%
Apple, Inc.	2.41%
McKesson Corp.	2.22%
UnitedHealth Group, Inc.	2.11%
Microsoft Corp.	2.00%
Berkshire Hathaway, Inc., Class B	1.92%
CVS Health Corp.	1.92%
Cencora, Inc.	1.86%
ExxonMobil Holdings Corp.	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.98%
Walmart, Inc.	3.10%
Apple, Inc.	2.41%
McKesson Corp.	2.22%
UnitedHealth Group, Inc.	2.11%
Microsoft Corp.	2.00%
Berkshire Hathaway, Inc., Class B	1.92%
CVS Health Corp.	1.92%
Cencora, Inc.	1.86%
ExxonMobil Holdings Corp.	1.73%
* Excluding money market fund holdings, if any.

C000209113 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 Revenue ETF
Class Name	Invesco S&P SmallCap 600 Revenue ETF
Trading Symbol	RWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 Revenue ETF	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P SmallCap 600® Index primarily due to its security selection in the consumer staples sector and its overweight allocation to and security selection in the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 28.12%, differed from the return of the Index, 28.59%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials and health care sectors, respectively.
Positions | Sandisk Corp., an information technology company (no longer held at fiscal year-end), and Molina Healthcare, Inc., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Real estate sector.
Positions | Group 1 Automotive, Inc., a consumer discretionary company, and Hertz Global Holdings, Inc., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600 Revenue ETF — NAV Return	28.12%	10.27%	13.27%
S&P SmallCap 600® Revenue-Weighted Index	28.59%	10.62%	13.55%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,063,450,760
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 6,801,093
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,063,450,760
Total number of portfolio holdings	593
Total advisory fees paid	$6,801,093
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
World Kinect Corp.	2.66%
CarMax, Inc.	2.21%
ManpowerGroup, Inc.	2.21%
United Natural Foods, Inc.	1.71%
Lincoln National Corp.	1.46%
Asbury Automotive Group, Inc.	1.21%
Group 1 Automotive, Inc.	1.17%
Kohl's Corp.	1.09%
DXC Technology Co.	1.02%
Sonic Automotive, Inc., Class A	0.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
World Kinect Corp.	2.66%
CarMax, Inc.	2.21%
ManpowerGroup, Inc.	2.21%
United Natural Foods, Inc.	1.71%
Lincoln National Corp.	1.46%
Asbury Automotive Group, Inc.	1.21%
Group 1 Automotive, Inc.	1.17%
Kohl's Corp.	1.09%
DXC Technology Co.	1.02%
Sonic Automotive, Inc., Class A	0.90%
* Excluding money market fund holdings, if any.

C000180525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Quality ETF
Class Name	Invesco S&P SmallCap Quality ETF
Trading Symbol	XSHQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Quality ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose as artificial intelligence related demand broadened, further supported by easing financing conditions in late 2025. The Fund underperformed the S&P SmallCap 600® Index due to its focus on quality securities, as well as security selection in the information technology and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 10.10%, differed from the return of the Index, 10.44%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Paycom Software, Inc., an industrials company, and TG Therapeutics, Inc., a health care company.
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the communication services sector.
Positions | Argan, Inc., an industrials company, and Stride, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (4/6/17)
Invesco S&P SmallCap Quality ETF — NAV Return	10.10%	6.63%	8.86%
S&P SmallCap 600® Quality Index	10.44%	6.94%	9.22%
S&P Composite 1500® Index	20.31%	12.39%	14.84%
S&P SmallCap 600® Index	24.08%	6.92%	10.03%

Performance Inception Date	Apr. 06, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 301,185,338
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 761,221
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$301,185,338
Total number of portfolio holdings	120
Total advisory fees paid	$761,221
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Paycom Software, Inc.	3.64%
Brinker International, Inc.	2.81%
Argan, Inc.	2.14%
Armstrong World Industries, Inc.	2.11%
Dave, Inc.	2.06%
Lyft, Inc., Class A	2.03%
Corcept Therapeutics, Inc.	1.97%
PJT Partners, Inc., Class A	1.95%
Moelis & Co., Class A	1.90%
MarketAxess Holdings, Inc.	1.85%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Paycom Software, Inc.	3.64%
Brinker International, Inc.	2.81%
Argan, Inc.	2.14%
Armstrong World Industries, Inc.	2.11%
Dave, Inc.	2.06%
Lyft, Inc., Class A	2.03%
Corcept Therapeutics, Inc.	1.97%
PJT Partners, Inc., Class A	1.95%
Moelis & Co., Class A	1.90%
MarketAxess Holdings, Inc.	1.85%
* Excluding money market fund holdings, if any.

C000174835 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Class Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Trading Symbol	XSHD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap High Dividend Low Volatility ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose as artificial intelligence related demand broadened, further supported by easing financing conditions in late 2025. The Fund underperformed the S&P SmallCap 600® Index due to its focus on high dividend-yielding, low volatility securities, as well as security selection in the financials sector and relative underweight to the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 8.61%, differed from the return of the Index, 8.89%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the energy sector.
Positions | Deluxe Corp., an industrials company (no longer held at fiscal year-end), and Two Harbors Investment Corp., a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Financials sector, followed by the consumer discretionary sector.
Positions | Arbor Realty Trust, Inc., a financials company (no longer held at fiscal year-end), and Ready Capital Corp., a financials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/1/16)
Invesco S&P SmallCap High Dividend Low Volatility ETF — NAV Return	8.61%	-3.31%	0.05%
S&P SmallCap 600® Low Volatility High Dividend Index	8.89%	-3.02%	0.36%
S&P Composite 1500® Index	20.31%	12.39%	15.18%
S&P SmallCap 600® Index	24.08%	6.92%	9.98%

Performance Inception Date	Dec. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 70,778,759
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 219,714
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$70,778,759
Total number of portfolio holdings	61
Total advisory fees paid	$219,714
Portfolio turnover rate	93%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Rithm Capital Corp.	3.48%
Conagra Brands, Inc.	3.42%
Franklin BSP Realty Trust, Inc.	3.37%
Millrose Properties, Inc.	3.37%
Ellington Financial, Inc.	3.15%
ARMOUR Residential REIT, Inc.	3.14%
PennyMac Mortgage Investment Trust	3.00%
Global Net Lease, Inc.	2.93%
Innovative Industrial Properties, Inc.	2.89%
Western Union Co. (The)	2.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Rithm Capital Corp.	3.48%
Conagra Brands, Inc.	3.42%
Franklin BSP Realty Trust, Inc.	3.37%
Millrose Properties, Inc.	3.37%
Ellington Financial, Inc.	3.15%
ARMOUR Residential REIT, Inc.	3.14%
PennyMac Mortgage Investment Trust	3.00%
Global Net Lease, Inc.	2.93%
Innovative Industrial Properties, Inc.	2.89%
Western Union Co. (The)	2.68%
* Excluding money market fund holdings, if any.

C000158245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Concentrated QVM ETF
Class Name	Invesco S&P 500 Concentrated QVM ETF
Trading Symbol	QVMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Concentrated QVM ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Concentrated QVM ETF	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index during the period, and its performance reflected the Fund’s transition from its prior enhanced value strategy to its current focus on securities exhibiting quality, value, and momentum characteristics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Multi-Factor Index (the "Index"), and through February 20, 2026, the S&P 500® Enhanced Value Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.95%, differed from the return of the Blended Invesco S&P 500 Concentrated QVM Index (a composite of the returns of the Previous Index through February 20, 2026, and of the Index for the remainder of the fiscal year ended August 31, 2026), 22.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Energy sector, followed by the financials, and information technology sectors, respectively.
Positions | Intel Corp., an information technology company (no longer held at fiscal year-end), and ExxonMobil Holdings Corp., an energy company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the real estate sector.
Positions | Sandisk Corp., an information technology company, and AppLovin Corp., Class A, a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Concentrated QVM ETF — NAV Return	21.95%	11.91%	12.27%
Blended Invesco S&P 500 Concentrated QVM Index	22.16%	12.05%	12.42%
S&P 500® Quality, Value & Momentum Multi-Factor Index	16.39%	14.15%	N/A
S&P 500® Enhanced Value Index	25.50%	12.66%	12.72%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 131,867,153
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 160,473
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$131,867,153
Total number of portfolio holdings	103
Total advisory fees paid	$160,473
Portfolio turnover rate	151%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Apple, Inc.	5.32%
ExxonMobil Holdings Corp.	5.24%
Lam Research Corp.	4.59%
Sandisk Corp.	4.59%
Caterpillar, Inc.	4.57%
Cisco Systems, Inc.	4.56%
GE Vernova, Inc.	4.54%
Western Digital Corp.	3.37%
Newmont Corp.	2.90%
KLA Corp.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	5.32%
ExxonMobil Holdings Corp.	5.24%
Lam Research Corp.	4.59%
Sandisk Corp.	4.59%
Caterpillar, Inc.	4.57%
Cisco Systems, Inc.	4.56%
GE Vernova, Inc.	4.54%
Western Digital Corp.	3.37%
Newmont Corp.	2.90%
KLA Corp.	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the S&P 500® Enhanced Value Index to the S&P 500® Quality, Value & Momentum Multi-factor Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index. Additionally, the Fund's name changed from Invesco S&P 500 Enhanced Value ETF to Invesco S&P 500 Concentrated QVM ETF and the Fund's ticker changed from SPVU to QVMT.

Material Fund Change Name [Text Block]	Additionally, the Fund's name changed from Invesco S&P 500 Enhanced Value ETF to Invesco S&P 500 Concentrated QVM ETF and the Fund's ticker changed from SPVU to QVMT.
Material Fund Change Objectives [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the S&P 500® Enhanced Value Index to the S&P 500® Quality, Value & Momentum Multi-factor Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Material Fund Change Strategies [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the S&P 500® Enhanced Value Index to the S&P 500® Quality, Value & Momentum Multi-factor Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Material Fund Change Risks Change [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the S&P 500® Enhanced Value Index to the S&P 500® Quality, Value & Momentum Multi-factor Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000173134 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Treasury ETF
Class Name	Invesco Short Term Treasury ETF
Trading Symbol	TBLL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Treasury ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, short-term U.S. Treasury securities benefited from elevated yields. Because the Fund primarily invests in short-term U.S. Treasury obligations, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.71%, differed from the return of the Index, 3.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds that matured during the period, followed by bonds with maturities of 0-1 year.
Positions | U.S. Treasury Bills, due 8/15/2026 (no longer held at fiscal year-end), and U.S. Treasury Bills, due 7/31/2026 (no longer held at fiscal year-end).
What detracted from performance?
Duration Allocations | No durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (1/12/17)
Invesco Short Term Treasury ETF — NAV Return	3.71%	3.53%	2.43%
ICE U.S. Treasury Short Bond Index	3.80%	3.59%	2.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.72%

Performance Inception Date	Jan. 12, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,860,132,892
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,985,996
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,860,132,892
Total number of portfolio holdings	101
Total advisory fees paid	$1,985,996

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 3.70%–3.75%, 10/29/2026	2.29%
U.S. Treasury Bills, 3.68%–3.82%, 11/05/2026	2.20%
U.S. Treasury Bills, 3.70%–3.91%, 11/17/2026	2.11%
U.S. Treasury Bills, 3.73%–3.83%, 11/27/2026	1.97%
U.S. Treasury Bills, 3.63%–3.76%, 10/08/2026	1.95%
U.S. Treasury Bills, 3.65%–3.75%, 10/15/2026	1.95%
U.S. Treasury Bills, 3.65%–3.79%, 10/22/2026	1.95%
U.S. Treasury Bills, 3.70%–3.74%, 11/03/2026	1.91%
U.S. Treasury Bills, 3.67%–3.76%, 10/13/2026	1.91%
U.S. Treasury Bills, 3.70%–3.75%, 11/10/2026	1.91%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 3.70%–3.75%, 10/29/2026	2.29%
U.S. Treasury Bills, 3.68%–3.82%, 11/05/2026	2.20%
U.S. Treasury Bills, 3.70%–3.91%, 11/17/2026	2.11%
U.S. Treasury Bills, 3.73%–3.83%, 11/27/2026	1.97%
U.S. Treasury Bills, 3.63%–3.76%, 10/08/2026	1.95%
U.S. Treasury Bills, 3.65%–3.75%, 10/15/2026	1.95%
U.S. Treasury Bills, 3.65%–3.79%, 10/22/2026	1.95%
U.S. Treasury Bills, 3.70%–3.74%, 11/03/2026	1.91%
U.S. Treasury Bills, 3.67%–3.76%, 10/13/2026	1.91%
U.S. Treasury Bills, 3.70%–3.75%, 11/10/2026	1.91%
* Excluding money market fund holdings, if any.

C000139641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Preferred ETF
Class Name	Invesco Variable Rate Preferred ETF
Trading Symbol	VRP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Preferred ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, floating-rate preferred securities benefited from higher yields and resilient fundamentals. Because the Fund primarily invests in floating-rate and fixed-to-floating rate preferred securities, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Variable Rate Preferred & Hybrid Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index, as well as American depositary receipts ("ADRs") that represent securities in the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.66%, differed from the return of the Index, 5.20%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the oil, gas & consumable fuels industry.
Positions | Bank of America Corp., 6.63% coupon, a banks company, and Bank of America Corp., 6.25% coupon, a banks company.
What detracted from performance?
Industry Allocations | Media industry, followed by the chemicals industry.
Positions | FMC Corp., 8.45% coupon, due 11/1/2055, a chemicals company, and Paramount Global, 6.38% coupon, due 3/30/2062, a media company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Variable Rate Preferred ETF — NAV Return	4.66%	4.17%	4.82%
Blended - ICE Variable Rate Preferred & Hybrid Securities Index	5.20%	4.49%	5.09%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
S&P U.S. Preferred Stock Index	3.30%	1.53%	3.70%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,018,189,161
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 12,710,784
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,018,189,161
Total number of portfolio holdings	362
Total advisory fees paid	$12,710,784
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Bank of America Corp., 6.63%,	1.05%
JPMorgan Chase & Co., Series OO, 6.50%,	1.04%
JPMorgan Chase & Co., Series PP, 6.10%,	1.03%
Citigroup, Inc., Series GG, 6.88%,	0.93%
JPMorgan Chase & Co., Series NN, 6.88%,	0.89%
Citigroup, Inc., 6.63%,	0.87%
Bank of America Corp., 6.25%,	0.87%
Goldman Sachs Group, Inc. (The), Series AA, 6.50%,	0.86%
BP Capital Markets PLC, 4.88%,	0.84%
CVS Health Corp., 7.00%, 03/10/2055	0.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp., 6.63%,	1.05%
JPMorgan Chase & Co., Series OO, 6.50%,	1.04%
JPMorgan Chase & Co., Series PP, 6.10%,	1.03%
Citigroup, Inc., Series GG, 6.88%,	0.93%
JPMorgan Chase & Co., Series NN, 6.88%,	0.89%
Citigroup, Inc., 6.63%,	0.87%
Bank of America Corp., 6.25%,	0.87%
Goldman Sachs Group, Inc. (The), Series AA, 6.50%,	0.86%
BP Capital Markets PLC, 4.88%,	0.84%
CVS Health Corp., 7.00%, 03/10/2055	0.80%
* Excluding money market fund holdings, if any.

C000118892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Dividend Low Volatility ETF
Class Name	Invesco S&P 500® High Dividend Low Volatility ETF
Trading Symbol	SPHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Dividend Low Volatility ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its focus on high dividend-yielding, low volatility securities, as well as a relative underweight to the information technology sector and security selection in the consumer staples sector.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 11.26%, differed from the return of the Index, 11.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Energy sector, followed by the financials sector.
Positions | Bristol-Myers Squibb Co., a health care company, and Franklin Templeton, Inc., a financials company.
What detracted from performance?
Sector Allocations | Consumer staples sector.
Positions | Alexandria Real Estate Equities, Inc., a real estate company (no longer held at fiscal year-end), and Campbell's Co. (The), a consumer staples company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Dividend Low Volatility ETF — NAV Return	11.26%	7.78%	7.33%
S&P 500® Low Volatility High Dividend Index	11.58%	8.11%	7.66%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,430,517,068
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 9,715,538
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,430,517,068
Total number of portfolio holdings	57
Total advisory fees paid	$9,715,538
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Pfizer, Inc.	3.41%
General Mills, Inc.	3.32%
Verizon Communications, Inc.	3.32%
Kraft Heinz Co. (The)	2.94%
VICI Properties, Inc.	2.87%
Comcast Corp., Class A	2.71%
AT&T, Inc.	2.68%
Altria Group, Inc.	2.49%
Crown Castle, Inc.	2.46%
Healthpeak Properties, Inc.	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pfizer, Inc.	3.41%
General Mills, Inc.	3.32%
Verizon Communications, Inc.	3.32%
Kraft Heinz Co. (The)	2.94%
VICI Properties, Inc.	2.87%
Comcast Corp., Class A	2.71%
AT&T, Inc.	2.68%
Altria Group, Inc.	2.49%
Crown Castle, Inc.	2.46%
Healthpeak Properties, Inc.	2.38%
* Excluding money market fund holdings, if any.

C000158243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Momentum ETF
Class Name	Invesco S&P 500® Momentum ETF
Trading Symbol	SPMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Momentum ETF	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index due to its focus on momentum securities, as well as security selection in the information technology and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 27.40%, differed from the return of the Index, 27.61%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Micron Technology, Inc., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Communication services sector.
Positions | Oracle Corp., an information technology company (no longer held at fiscal year-end), and Meta Platforms, Inc., Class A, a communication services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Momentum ETF — NAV Return	27.40%	19.66%	19.81%
S&P 500® Momentum Index	27.61%	19.83%	20.00%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 22,235,467,149
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 20,616,983
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$22,235,467,149
Total number of portfolio holdings	102
Total advisory fees paid	$20,616,983
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Micron Technology, Inc.	10.83%
NVIDIA Corp.	9.04%
Broadcom, Inc.	6.42%
Johnson & Johnson	4.65%
Alphabet, Inc., Class A	4.39%
Advanced Micro Devices, Inc.	3.86%
Alphabet, Inc., Class C	3.47%
Lam Research Corp.	3.43%
ExxonMobil Holdings Corp.	3.15%
Caterpillar, Inc.	2.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Micron Technology, Inc.	10.83%
NVIDIA Corp.	9.04%
Broadcom, Inc.	6.42%
Johnson & Johnson	4.65%
Alphabet, Inc., Class A	4.39%
Advanced Micro Devices, Inc.	3.86%
Alphabet, Inc., Class C	3.47%
Lam Research Corp.	3.43%
ExxonMobil Holdings Corp.	3.15%
Caterpillar, Inc.	2.43%
* Excluding money market fund holdings, if any.

C000149243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000 Equal Weight ETF
Class Name	Invesco Russell 1000 Equal Weight ETF
Trading Symbol	EQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000 Equal Weight ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund's equal-weighting methodology caused it to have a relatively overweight allocation to the energy and materials sectors, which led to the Fund outperforming the Russell 1000® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.12%, differed from the return of the Index, 20.33%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the energy and health care sectors, respectively.
Positions | Lumentum Holdings, Inc., an information technology company, and Ciena Corp., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | Charter Communications, Inc., Class A, a communication services company, and Liberty Broadband Corp., Class C, a communication services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Russell 1000 Equal Weight ETF — NAV Return	20.12%	7.58%	10.73%
Russell 1000® Equal Weight Index	20.33%	7.72%	10.88%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 1000® Index	19.77%	12.10%	15.13%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 845,440,297
Holdings Count | Holding	1,011
Advisory Fees Paid, Amount	$ 1,498,641
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$845,440,297
Total number of portfolio holdings	1,011
Total advisory fees paid	$1,498,641
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Charter Communications, Inc., Class A	0.92%
Motorola Solutions, Inc.	0.48%
Arista Networks, Inc.	0.47%
Comcast Corp., Class A	0.47%
AT&T, Inc.	0.46%
Roku, Inc., Class A	0.45%
Verizon Communications, Inc.	0.43%
Millicom International Cellular S.A.	0.42%
Lumentum Holdings, Inc.	0.42%
Ubiquiti, Inc.	0.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Charter Communications, Inc., Class A	0.92%
Motorola Solutions, Inc.	0.48%
Arista Networks, Inc.	0.47%
Comcast Corp., Class A	0.47%
AT&T, Inc.	0.46%
Roku, Inc., Class A	0.45%
Verizon Communications, Inc.	0.43%
Millicom International Cellular S.A.	0.42%
Lumentum Holdings, Inc.	0.42%
Ubiquiti, Inc.	0.42%
* Excluding money market fund holdings, if any.

C000106122 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Bank ETF
Class Name	Invesco KBW Bank ETF
Trading Symbol	KBWB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Bank ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Deregulation and earnings growth improvements across U.S. banks served as tailwinds for the Fund, which outperformed the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq BankTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 25.57%, differed from the return of the Index, 26.10%, primarily due to cash drag and fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Diversified banks, followed by the investment banking & brokerage and asset management & custody banks sub-industries, respectively.
Positions | Morgan Stanley, an investment banking & brokerage company, and Goldman Sachs Group, Inc. (The), an investment banking & brokerage company.
What detracted from performance?
Sub-Industry Allocations | Consumer finance sub-industry.
Positions | Huntington Bancshares Inc., a regional banks company, and Western Alliance Bancorporation, a regional banks company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Bank ETF — NAV Return	25.57%	10.65%	12.66%
KBW Nasdaq Bank™ Index	26.10%	11.04%	13.05%
S&P 500® Index	20.38%	12.79%	15.37%
S&P 500® Financials Index	8.61%	10.45%	13.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 6,757,165,008
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 20,422,218
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,757,165,008
Total number of portfolio holdings	28
Total advisory fees paid	$20,422,218
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Bank of America Corp.	8.76%
JPMorgan Chase & Co.	8.68%
Wells Fargo & Co.	8.13%
Morgan Stanley	7.49%
Goldman Sachs Group, Inc. (The)	7.30%
State Street Corp.	4.49%
Bank of New York Mellon Corp. (The)	4.22%
Capital One Financial Corp.	4.17%
U.S. Bancorp	4.10%
PNC Financial Services Group, Inc. (The)	3.96%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	8.76%
JPMorgan Chase & Co.	8.68%
Wells Fargo & Co.	8.13%
Morgan Stanley	7.49%
Goldman Sachs Group, Inc. (The)	7.30%
State Street Corp.	4.49%
Bank of New York Mellon Corp. (The)	4.22%
Capital One Financial Corp.	4.17%
U.S. Bancorp	4.10%
PNC Financial Services Group, Inc. (The)	3.96%
* Excluding money market fund holdings, if any.

C000116012 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright SmallCap Momentum ETF
Class Name	Invesco Dorsey Wright SmallCap Momentum ETF
Trading Symbol	DWAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright SmallCap Momentum ETF	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the Russell 2000® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund underperformed the Russell 2000® Index primarily due to its underweight allocation to the energy sector and security selection in the materials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright SmallCap Tech LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.77%, differed from the return of the Index, 23.47%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the information technology sector.
Positions | Sandisk Corp., an information technology company (no longer held at fiscal year-end), and Cidara Therapeutics, Inc., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Materials sector, followed by the consumer discretionary sector.
Positions | thredUP, Inc., a consumer discretionary company (no longer held at fiscal year-end), and BitMine Immersion Technologies, Inc., an information technology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright SmallCap Momentum ETF — NAV Return	22.77%	5.36%	11.71%
Dorsey Wright SmallCap Tech Leaders™ Index	23.47%	5.91%	12.29%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 415,047,609
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 3,234,600
Investment Company Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$415,047,609
Total number of portfolio holdings	203
Total advisory fees paid	$3,234,600
Portfolio turnover rate	213%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Erasca, Inc.	1.72%
Sezzle, Inc.	1.43%
Enova International, Inc.	1.39%
Bel Fuse, Inc., Class B	1.29%
agilon health, Inc.	1.26%
Climb Bio, Inc.	1.24%
Acadian Asset Management, Inc.	1.21%
Oruka Therapeutics, Inc.	1.19%
Amneal Pharmaceuticals, Inc.	1.17%
Tango Therapeutics, Inc.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Erasca, Inc.	1.72%
Sezzle, Inc.	1.43%
Enova International, Inc.	1.39%
Bel Fuse, Inc., Class B	1.29%
agilon health, Inc.	1.26%
Climb Bio, Inc.	1.24%
Acadian Asset Management, Inc.	1.21%
Oruka Therapeutics, Inc.	1.19%
Amneal Pharmaceuticals, Inc.	1.17%
Tango Therapeutics, Inc.	1.14%
* Excluding money market fund holdings, if any.

C000106125 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Financial Data Providers ETF
Class Name	Invesco Bloomberg Financial Data Providers ETF
Trading Symbol	FDIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg Financial Data Providers ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Financial Data Providers ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. While bank stocks generally performed well, the Fund saw strong relative performance from its exposure to the financial exchanges & data and research & consulting services sub-industries when compared to the S&P Composite 1500® Commercial Banks Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg Financial Data Providers Index (the "Index"), and through February 20, 2026, the KBW Nasdaq Regional Banking™ Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.81%, differed from the return of the Blended Invesco Bloomberg Financial Data Providers Index (a composite of the returns of the Previous Index through February 20, 2026, and of the Index for the remainder of the fiscal year ended August 31, 2026), 24.28%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-industry Allocations | Financial exchanges & data sub-industry, followed by the research & consulting services sub-industry.
Positions | Deutsche Boerse AG, a financial exchanges & data company, followed by Singapore Exchange Ltd., a financial exchanges & data company.
What detracted from performance?
Sub-industry Allocations | Investment banking & brokerage sub-industry, followed by the application software sub-industry.
Positions | Commerce Bancshares, Inc., a regional banks company (no longer held at fiscal year-end), followed by Fair Isaac Corp., an application software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Financial Data Providers ETF — NAV Return	23.81%	7.90%	8.33%
Blended Invesco Bloomberg Financial Data Providers Index	24.28%	8.27%	8.70%
Bloomberg Financial Data Providers Index	N/A	N/A	N/A
KBW Nasdaq Regional Banking™ Index	16.15%	6.81%	7.96%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 43,389,956
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 177,343
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$43,389,956
Total number of portfolio holdings	32
Total advisory fees paid	$177,343
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Intercontinental Exchange, Inc.	4.89%
CME Group, Inc., Class A	4.89%
Cboe Global Markets, Inc.	4.88%
Deutsche Boerse AG	4.73%
Nasdaq, Inc.	4.72%
Experian PLC	4.67%
Coinbase Global, Inc., Class A	4.61%
Hong Kong Exchanges & Clearing Ltd.	4.59%
Equifax, Inc.	4.42%
London Stock Exchange Group PLC	4.24%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Intercontinental Exchange, Inc.	4.89%
CME Group, Inc., Class A	4.89%
Cboe Global Markets, Inc.	4.88%
Deutsche Boerse AG	4.73%
Nasdaq, Inc.	4.72%
Experian PLC	4.67%
Coinbase Global, Inc., Class A	4.61%
Hong Kong Exchanges & Clearing Ltd.	4.59%
Equifax, Inc.	4.42%
London Stock Exchange Group PLC	4.24%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the KBW Nasdaq Regional Banking™ Index to the Bloomberg Financial Data Providers Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index. Additionally, the Fund's name changed from Invesco KBW Regional Banking ETF to Invesco Bloomberg Financial Data Providers ETF and the Fund's ticker changed from KBWR to FDIQ.

Material Fund Change Name [Text Block]	Additionally, the Fund's name changed from Invesco KBW Regional Banking ETF to Invesco Bloomberg Financial Data Providers ETF and the Fund's ticker changed from KBWR to FDIQ.
Material Fund Change Objectives [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the KBW Nasdaq Regional Banking™ Index to the Bloomberg Financial Data Providers Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Material Fund Change Strategies [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the KBW Nasdaq Regional Banking™ Index to the Bloomberg Financial Data Providers Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Material Fund Change Risks Change [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the KBW Nasdaq Regional Banking™ Index to the Bloomberg Financial Data Providers Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000096000 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Low Volatility ETF
Class Name	Invesco S&P SmallCap Low Volatility ETF
Trading Symbol	XSLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Low Volatility ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose as artificial intelligence related demand broadened, further supported by easing financing conditions in late 2025. The Fund underperformed the S&P SmallCap 600® Index due to its focus on low volatility securities, as well as a relative underweight to the information technology sector and security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 12.27%, differed from the return of the Index, 12.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the real estate and utilities sectors, respectively.
Positions | Madison Square Garden Sports Corp., a communication services company (no longer held at fiscal year-end), and National HealthCare Corp., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the information technology sector.
Positions | AMERISAFE, Inc., a financials company, and Integer Holdings Corp., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Low Volatility ETF — NAV Return	12.27%	3.78%	5.45%
S&P SmallCap 600® Low Volatility Index	12.55%	3.99%	5.69%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 250,560,623
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 603,019
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$250,560,623
Total number of portfolio holdings	123
Total advisory fees paid	$603,019
Portfolio turnover rate	68%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Phillips Edison & Co., Inc.	1.26%
InvenTrust Properties Corp.	1.18%
Ellington Financial, Inc.	1.12%
LTC Properties, Inc.	1.11%
Four Corners Property Trust, Inc.	1.11%
Broadstone Net Lease, Inc.	1.06%
Essential Properties Realty Trust, Inc.	1.06%
City Holding Co.	1.04%
Avista Corp.	1.03%
American States Water Co.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Phillips Edison & Co., Inc.	1.26%
InvenTrust Properties Corp.	1.18%
Ellington Financial, Inc.	1.12%
LTC Properties, Inc.	1.11%
Four Corners Property Trust, Inc.	1.11%
Broadstone Net Lease, Inc.	1.06%
Essential Properties Realty Trust, Inc.	1.06%
City Holding Co.	1.04%
Avista Corp.	1.03%
American States Water Co.	1.02%
* Excluding money market fund holdings, if any.

C000096001 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Low Volatility ETF
Class Name	Invesco S&P MidCap Low Volatility ETF
Trading Symbol	XMLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Low Volatility ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P MidCap 400® Index rose as artificial intelligence related demand broadened, further supported by resilient US economic growth. The Fund underperformed the S&P MidCap 400® Index due to its focus on low volatility securities, as well as a relative underweight to the information technology sector and security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 8.07%, differed from the return of the Index, 8.36%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the real estate sector.
Positions | Ormat Technologies, Inc., a utilities company, and COPT Defense Properties, a real estate company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the industrials sector.
Positions | AECOM, an industrials company (no longer held at fiscal year-end), and Morningstar, Inc. (no longer held at fiscal year-end), a financials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Low Volatility ETF — NAV Return	8.07%	6.48%	7.85%
S&P MidCap 400® Low Volatility Index	8.36%	6.77%	8.13%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P MidCap 400® Index	17.13%	8.08%	10.88%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 737,194,498
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,882,318
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$737,194,498
Total number of portfolio holdings	83
Total advisory fees paid	$1,882,318
Portfolio turnover rate	61%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
TXNM Energy, Inc.	5.22%
Agree Realty Corp.	1.57%
OGE Energy Corp.	1.54%
Ingredion, Inc.	1.53%
NNN REIT, Inc.	1.53%
W.P. Carey, Inc.	1.52%
Starwood Property Trust, Inc.	1.49%
ONE Gas, Inc.	1.46%
IDACORP, Inc.	1.46%
Equity LifeStyle Properties, Inc.	1.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TXNM Energy, Inc.	5.22%
Agree Realty Corp.	1.57%
OGE Energy Corp.	1.54%
Ingredion, Inc.	1.53%
NNN REIT, Inc.	1.53%
W.P. Carey, Inc.	1.52%
Starwood Property Trust, Inc.	1.49%
ONE Gas, Inc.	1.46%
IDACORP, Inc.	1.46%
Equity LifeStyle Properties, Inc.	1.44%
* Excluding money market fund holdings, if any.

C000096002 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Low Volatility ETF
Class Name	Invesco S&P 500® Low Volatility ETF
Trading Symbol	SPLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Low Volatility ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its focus on low volatility securities, as well as a relative underweight to the information technology sector and relative overweight to the utilities sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.91%, differed from the return of the Index, 4.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the real estate sector.
Positions | Johnson & Johnson, a health care company, and Bank of New York Mellon Corp. (The), a financials company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the information technology sector.
Positions | Broadridge Financial Solutions, Inc., an industrials company (no longer held at fiscal year-end), and Roper Technologies, Inc., an information technology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Low Volatility ETF — NAV Return	3.91%	5.32%	8.20%
S&P 500® Low Volatility Index	4.17%	5.59%	8.49%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,093,533,808
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 18,544,475
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,093,533,808
Total number of portfolio holdings	106
Total advisory fees paid	$18,544,475
Portfolio turnover rate	65%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.36%
WEC Energy Group, Inc.	1.26%
Duke Energy Corp.	1.26%
Regency Centers Corp.	1.25%
FirstEnergy Corp.	1.25%
Atmos Energy Corp.	1.24%
Evergy, Inc.	1.24%
Alliant Energy Corp.	1.22%
Realty Income Corp.	1.20%
CenterPoint Energy, Inc.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.36%
WEC Energy Group, Inc.	1.26%
Duke Energy Corp.	1.26%
Regency Centers Corp.	1.25%
FirstEnergy Corp.	1.25%
Atmos Energy Corp.	1.24%
Evergy, Inc.	1.24%
Alliant Energy Corp.	1.22%
Realty Income Corp.	1.20%
CenterPoint Energy, Inc.	1.20%
* Excluding money market fund holdings, if any.

C000096299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Loan ETF
Class Name	Invesco Senior Loan ETF
Trading Symbol	BKLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Loan ETF	$65	0.64%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the senior loan market benefited from elevated yields and resilient fundamentals. Because the Fund holds the vast majority of its portfolio in senior loans, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.65%, differed from the return of the Index, 5.32%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Health care industry, followed by the aerospace & defense industry.
Positions | Peraton Corp., First Lien Term Loan B, due 2/1/2028, an aerospace & defense company, followed by X Corp., Term Loan B, due 10/27/2029, a telecommunications company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Cable & satellite television industry, followed by the electronics & electrical industry.
Positions | Central Parent LLC, Term Loan, due 7/6/2029, an electronics & electrical company, followed by CSC Holdings, LLC, Term Loan, due 4/15/2027, a cable & satellite television company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Loan ETF — NAV Return	4.65%	5.49%	4.28%
Morningstar LSTA US Leveraged Loan 100 Index (USD)	5.32%	6.35%	5.30%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Morningstar LSTA US Leveraged Loan Index (USD)	4.79%	6.28%	5.45%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 6,743,153,081
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 43,012,196
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$6,743,153,081
Total number of portfolio holdings	162
Total advisory fees paid	$43,012,196
Portfolio turnover rate	97%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Discovery Global Holdings, Inc., Term Loan, 6.19%, 06/30/2033	1.86%
Hologic, Inc., Term Loan B, 5.99%, 04/07/2033	1.82%
UKG, Inc., Term Loan B, 6.07%, 02/10/2031	1.65%
Sedgwick Claims Management Services, Inc., Term Loan, 6.19%, 07/31/2031	1.50%
Dayforce LLC, Term Loan, 6.82%, 02/04/2033	1.46%
Peraton Corp., First Lien Term Loan B, 7.67%, 02/01/2028	1.45%
Oak-Eagle AcquireCo, Inc. (Electronic Arts Inc; EA), Term Loan B, 7.25%, 08/04/2033	1.44%
athenahealth Group, Inc., Term Loan, 6.94%, 02/17/2032	1.44%
McAfee LLC, Term Loan B, 6.69%, 03/01/2029	1.35%
Great Outdoors Group LLC, Term Loan B-3, 6.94%, 01/23/2032	1.31%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa1	0.8%
Baa3	4.0%
Ba1	5.9%
Ba2	2.5%
Ba3	10.0%
B1	19.8%
B2	32.1%
B3	17.0%
Caa1	2.4%
Caa2	1.0%
NR	0.1%
Money Market Funds Plus Other Assets Less Liabilities	4.4%
** Source: Moody's Investors Service, Inc. ("Moody's"). A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.

Credit Quality Explanation [Text Block]	Source: Moody's Investors Service, Inc. ("Moody's"). A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Discovery Global Holdings, Inc., Term Loan, 6.19%, 06/30/2033	1.86%
Hologic, Inc., Term Loan B, 5.99%, 04/07/2033	1.82%
UKG, Inc., Term Loan B, 6.07%, 02/10/2031	1.65%
Sedgwick Claims Management Services, Inc., Term Loan, 6.19%, 07/31/2031	1.50%
Dayforce LLC, Term Loan, 6.82%, 02/04/2033	1.46%
Peraton Corp., First Lien Term Loan B, 7.67%, 02/01/2028	1.45%
Oak-Eagle AcquireCo, Inc. (Electronic Arts Inc; EA), Term Loan B, 7.25%, 08/04/2033	1.44%
athenahealth Group, Inc., Term Loan, 6.94%, 02/17/2032	1.44%
McAfee LLC, Term Loan B, 6.69%, 03/01/2029	1.35%
Great Outdoors Group LLC, Term Loan B-3, 6.94%, 01/23/2032	1.31%
* Excluding money market fund holdings, if any.

C000102793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Class Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Trading Symbol	PFIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Investment Grade Corporate Bond ETF	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. Investment Grade 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.03%, differed from the return of the Index, 2.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the oil, gas & consumable fuels industry.
Positions | JPMorgan Chase & Co., 2.95% coupon, due 10/1/2026, a banks company (no longer held at fiscal year-end), and Bank of America Corp., 3.25% coupon, due 10/21/2027, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Amazon.com, Inc., 4.88% coupon, due 3/13/2036, a broadline retail company, and Meta Platforms, Inc., 4.88% coupon, due 11/15/2035, an interactive media & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Investment Grade Corporate Bond ETF — NAV Return	2.03%	1.13%	2.32%
RAFI® Bonds U.S. Investment Grade 1-10 Index	2.23%	1.33%	2.54%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	2.30%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 123,930,773
Holdings Count | Holding	818
Advisory Fees Paid, Amount	$ 232,767
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$123,930,773
Total number of portfolio holdings	818
Total advisory fees paid	$232,767
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp., 2.61%, 10/15/2030	0.77%
Apple, Inc., 1.65%, 02/08/2031	0.45%
Apple, Inc., 3.35%, 08/08/2032	0.45%
U.S. Bancorp, 1.38%, 07/22/2030	0.44%
Microsoft Corp., 3.50%, 02/12/2035	0.44%
Microsoft Corp., 3.30%, 02/06/2027	0.43%
Amazon.com, Inc., 2.10%, 05/12/2031	0.43%
Amazon.com, Inc., 4.88%, 03/13/2036	0.43%
Bank of America Corp., 3.25%, 10/21/2027	0.42%
Bank of America Corp., 6.11%, 01/29/2037	0.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp., 2.61%, 10/15/2030	0.77%
Apple, Inc., 1.65%, 02/08/2031	0.45%
Apple, Inc., 3.35%, 08/08/2032	0.45%
U.S. Bancorp, 1.38%, 07/22/2030	0.44%
Microsoft Corp., 3.50%, 02/12/2035	0.44%
Microsoft Corp., 3.30%, 02/06/2027	0.43%
Amazon.com, Inc., 2.10%, 05/12/2031	0.43%
Amazon.com, Inc., 4.88%, 03/13/2036	0.43%
Bank of America Corp., 3.25%, 10/21/2027	0.42%
Bank of America Corp., 6.11%, 01/29/2037	0.41%
* Excluding money market fund holdings, if any.

C000095998 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Beta ETF
Class Name	Invesco S&P 500® High Beta ETF
Trading Symbol	SPHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Beta ETF	$30	0.25%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index due to its focus on high beta securities, as well as security selection in the information technology and health care sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Beta Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 40.42%, differed from the return of the Index, 40.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Micron Technology, Inc., an information technology company, and Western Digital Corp., an information technology company.
What detracted from performance?
Sector Allocations | Utilities sector, followed by the communication services sector.
Positions | Trade Desk, Inc. (The), Class A, a communication services company (no longer held at fiscal year-end), and Coinbase Global, Inc., a financials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Beta ETF — NAV Return	40.42%	15.25%	17.80%
S&P 500® High Beta Index	40.80%	15.55%	18.10%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 909,789,733
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,785,188
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$909,789,733
Total number of portfolio holdings	103
Total advisory fees paid	$1,785,188
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	2.65%
Coinbase Global, Inc., Class A	2.03%
Moderna, Inc.	2.00%
Micron Technology, Inc.	1.88%
Super Micro Computer, Inc.	1.85%
Robinhood Markets, Inc., Class A	1.76%
Advanced Micro Devices, Inc.	1.62%
Western Digital Corp.	1.57%
Lam Research Corp.	1.56%
Marvell Technology, Inc.	1.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	2.65%
Coinbase Global, Inc., Class A	2.03%
Moderna, Inc.	2.00%
Micron Technology, Inc.	1.88%
Super Micro Computer, Inc.	1.85%
Robinhood Markets, Inc., Class A	1.76%
Advanced Micro Devices, Inc.	1.62%
Western Digital Corp.	1.57%
Lam Research Corp.	1.56%
Marvell Technology, Inc.	1.55%
* Excluding money market fund holdings, if any.

C000093359 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Property & Casualty Insurance ETF
Class Name	Invesco KBW Property & Casualty Insurance ETF
Trading Symbol	KBWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Property & Casualty Insurance ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Property & casualty insurance stocks generally performed well, which helped the Fund see additional tailwinds compared to the S&P 500® Property & Casualty Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Property & CasualtyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 11.42%, differed from the return of the Index, 11.84%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Property & casualty insurance, followed by the reinsurance and multi-line insurance sub-industries, respectively.
Positions | Travelers Cos., Inc. (The), a property & casualty insurance company, and Chubb Ltd., a property & casualty insurance company.
What detracted from performance?
Sub-Industry Allocations | Insurance brokers sub-industry.
Positions | Kemper Corp., a property & casualty insurance company (no longer held at fiscal year-end), and Aon PLC, Class A, an insurance brokers company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Property & Casualty Insurance ETF — NAV Return	11.42%	12.81%	12.42%
KBW Nasdaq Property & Casualty™ Index	11.84%	13.21%	12.80%
S&P 500® Index	20.38%	12.79%	15.37%
S&P 500® Property & Casualty Index	11.32%	16.58%	15.42%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 283,844,868
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,117,636
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$283,844,868
Total number of portfolio holdings	27
Total advisory fees paid	$1,117,636
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Travelers Cos., Inc. (The)	8.70%
Marsh & McLennan Cos., Inc.	8.24%
Progressive Corp. (The)	7.95%
Chubb Ltd.	7.54%
Aon PLC, Class A	7.06%
Willis Towers Watson PLC	4.71%
Arthur J. Gallagher & Co.	4.52%
Brown & Brown, Inc.	4.45%
Allstate Corp. (The)	4.34%
Everest Group Ltd.	3.83%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Travelers Cos., Inc. (The)	8.70%
Marsh & McLennan Cos., Inc.	8.24%
Progressive Corp. (The)	7.95%
Chubb Ltd.	7.54%
Aon PLC, Class A	7.06%
Willis Towers Watson PLC	4.71%
Arthur J. Gallagher & Co.	4.52%
Brown & Brown, Inc.	4.45%
Allstate Corp. (The)	4.34%
Everest Group Ltd.	3.83%
* Excluding money market fund holdings, if any.

C000093358 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Premium Yield Equity REIT ETF
Class Name	Invesco KBW Premium Yield Equity REIT ETF
Trading Symbol	KBWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Premium Yield Equity REIT ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Real estate investment trust ("REIT") stocks performed well, and the Fund saw additional tailwinds among high-yielding REITs in the real estate sector compared to the Dow Jones U.S. Real Estate Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Premium Yield Equity REITTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 19.64%, differed from the return of the Index, 20.23%, primarily due to cash drag and fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Diversified REITs, followed by the hotel & resort REITs and health care REITs sub-industries, respectively.
Positions | RLJ Lodging Trust, a hotel & resort REITs company, and National Storage Affiliates Trust, a diversified REITs company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Multi-family residential REITs sub-industry.
Positions | Brandywine Realty Trust, an office REITs company (no longer held at fiscal year-end), and NexPoint Residential Trust, Inc., a multi-family residential REITs company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Premium Yield Equity REIT ETF — NAV Return	19.64%	2.29%	0.48%
KBW Nasdaq Premium Yield Equity REIT™ Index	20.23%	2.72%	0.67%
S&P 500® Index	20.38%	12.79%	15.37%
Dow Jones U.S. Real Estate Index	8.30%	1.82%	5.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 316,789,787
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 951,129
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$316,789,787
Total number of portfolio holdings	30
Total advisory fees paid	$951,129
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Innovative Industrial Properties, Inc.	6.29%
Millrose Properties, Inc.	5.68%
Park Hotels & Resorts, Inc.	5.09%
Gladstone Commercial Corp.	4.79%
Community Healthcare Trust, Inc.	4.66%
Highwoods Properties, Inc.	4.39%
Global Net Lease, Inc.	3.89%
AH Realty Trust, Inc.	3.83%
CTO Realty Growth, Inc.	3.76%
Easterly Government Properties, Inc.	3.76%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Innovative Industrial Properties, Inc.	6.29%
Millrose Properties, Inc.	5.68%
Park Hotels & Resorts, Inc.	5.09%
Gladstone Commercial Corp.	4.79%
Community Healthcare Trust, Inc.	4.66%
Highwoods Properties, Inc.	4.39%
Global Net Lease, Inc.	3.89%
AH Realty Trust, Inc.	3.83%
CTO Realty Growth, Inc.	3.76%
Easterly Government Properties, Inc.	3.76%
* Excluding money market fund holdings, if any.

C000082591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco CEF Income Composite ETF
Class Name	Invesco CEF Income Composite ETF
Trading Symbol	PCEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco CEF Income Composite ETF	$51	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its focus on listed closed-end fund ("CEF") securities, as well as its relative underweight allocation to the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S-Network Composite Closed-End Fund IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index. The Fund is a “fund of funds,” meaning that it invests its assets in the common shares of funds included in the Index rather than in individual securities (each, an “Underlying Fund” and collectively, the “Underlying Funds”).
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 10.18%, differed from the return of the Index, 10.62%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Asset Class Allocations | Option income CEFs, followed by equities CEFs.
Positions | BlackRock Science & Technology Term Trust, and Eaton Vance Tax-Managed Global Diversified Equity Income Fund.
What detracted from performance?
Asset Class Allocations | No CEF categories detracted from the Fund's performance during the period.
Positions | Guggenheim Strategic Opportunities Fund, and PIMCO Corporate & Income Opportunity Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco CEF Income Composite ETF — NAV Return	10.18%	4.82%	7.01%
S-Network Composite Closed-End Fund Index℠	10.62%	5.02%	7.26%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 812,333,330
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 4,038,056
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$812,333,330
Total number of portfolio holdings	108
Total advisory fees paid	$4,038,056
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.49%
Nuveen S&P 500 Dynamic Overwrite Fund	4.36%
BlackRock Science & Technology Term Trust	3.17%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.73%
BlackRock Science & Technology Trust	2.62%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.57%
BlackRock Enhanced Equity Dividend Trust	2.57%
Nuveen Preferred & Income Opportunities Fund	2.38%
BlackRock Corporate High Yield Fund, Inc.	2.36%
Virtus Dividend, Interest & Premium Strategy Fund	2.10%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.49%
Nuveen S&P 500 Dynamic Overwrite Fund	4.36%
BlackRock Science & Technology Term Trust	3.17%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.73%
BlackRock Science & Technology Trust	2.62%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.57%
BlackRock Enhanced Equity Dividend Trust	2.57%
Nuveen Preferred & Income Opportunities Fund	2.38%
BlackRock Corporate High Yield Fund, Inc.	2.36%
Virtus Dividend, Interest & Premium Strategy Fund	2.10%
* Excluding money market fund holdings, if any.

C000086469 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Discretionary ETF
Class Name	Invesco S&P SmallCap Consumer Discretionary ETF
Trading Symbol	PSCD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Discretionary ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap consumer discretionary securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.97%, differed from the return of the Index, 5.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry, followed by the specialty retail industry.
Positions | Victoria's Secret & Co., a specialty retail company, and Brinker International, Inc., a hotels, restaurants & leisure company.
What detracted from performance?
Industry Allocations | Diversified consumer services industry, followed by the distributors industry.
Positions | Stride, Inc., a diversified consumer services company, and Group 1 Automotive, Inc., a specialty retail company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Discretionary ETF — NAV Return	4.97%	1.71%	10.23%
S&P SmallCap 600® Capped Consumer Discretionary Index	5.19%	1.82%	10.38%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 24,441,479
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 65,361
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$24,441,479
Total number of portfolio holdings	91
Total advisory fees paid	$65,361
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Brinker International, Inc.	3.94%
CarMax, Inc.	3.50%
Etsy, Inc.	3.10%
Victoria's Secret & Co.	2.73%
Mohawk Industries, Inc.	2.64%
Life Time Group Holdings, Inc.	2.60%
LKQ Corp.	2.57%
Caesars Entertainment, Inc.	2.43%
Pool Corp.	2.41%
Frontdoor, Inc.	2.29%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brinker International, Inc.	3.94%
CarMax, Inc.	3.50%
Etsy, Inc.	3.10%
Victoria's Secret & Co.	2.73%
Mohawk Industries, Inc.	2.64%
Life Time Group Holdings, Inc.	2.60%
LKQ Corp.	2.57%
Caesars Entertainment, Inc.	2.43%
Pool Corp.	2.41%
Frontdoor, Inc.	2.29%
* Excluding money market fund holdings, if any.

C000054223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate Municipal Income ETF
Class Name	Invesco Floating Rate Municipal Income ETF
Trading Symbol	PVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate Municipal Income ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the non-taxable variable rate demand obligation market benefited from elevated interest rates. Because the Fund holds the majority of its portfolio in variable rate demand obligation bonds, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE US Municipal AMT-Free VRDO Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.20%, differed from the return of the Index, 2.37%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by Texas bonds.
Positions | New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.80% coupon, due 6/15/2046, and New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, 1.75% coupon, due 10/15/2041.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate Municipal Income ETF — NAV Return	2.20%	2.02%	1.33%
Blended - ICE US Municipal AMT-Free VRDO Constrained Index	2.37%	2.32%	1.58%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Municipal 1-Year Bond Index	2.36%	1.99%	1.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 31,027,341
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 78,508
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$31,027,341
Total number of portfolio holdings	150
Total advisory fees paid	$78,508

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.80%, 06/15/2046	4.43%
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, 1.75%, 10/15/2041	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 1.72%, 06/01/2046	2.93%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 1.75%, 09/01/2035	2.26%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 2.45%, 11/01/2036	2.26%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB, 1.70%, 11/15/2050	2.26%
Illinois (State of) Finance Authority (Advocate Health Care Network), Subseries 2008 C, VRD RB, 1.65%, 11/01/2038	2.16%
Metropolitan Transportation Authority, Subseries 2012 G2, Ref. VRD RB, 1.75%, 11/01/2032	1.93%
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, 1.75%, 06/01/2048	1.61%
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 1.80%, 10/01/2038	1.61%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.80%, 06/15/2046	4.43%
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, 1.75%, 10/15/2041	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 1.72%, 06/01/2046	2.93%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 1.75%, 09/01/2035	2.26%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 2.45%, 11/01/2036	2.26%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB, 1.70%, 11/15/2050	2.26%
Illinois (State of) Finance Authority (Advocate Health Care Network), Subseries 2008 C, VRD RB, 1.65%, 11/01/2038	2.16%
Metropolitan Transportation Authority, Subseries 2012 G2, Ref. VRD RB, 1.75%, 11/01/2032	1.93%
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, 1.75%, 06/01/2048	1.61%
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 1.80%, 10/01/2038	1.61%

C000053968 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New York AMT-Free Municipal Bond ETF
Class Name	Invesco New York AMT-Free Municipal Bond ETF
Trading Symbol	PZT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New York AMT-Free Municipal Bond ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in long-term New York municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA New York Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.29%, differed from the return of the Index, 6.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by Guam bonds.
Positions | Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB, 4.25% coupon, due 5/15/2058, and Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, 5.00% coupon, due 9/1/2054.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | New York (City of), NY Transitional Finance Authority, Series 2024 B, RB, 4.38% coupon, due 5/1/2053, and New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50% coupon, due 7/1/2054.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New York AMT-Free Municipal Bond ETF — NAV Return	5.29%	-0.66%	1.48%
ICE BofA New York Long-Term Core Plus Municipal Securities Index	6.23%	-0.23%	1.71%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Municipal Bond 20 Year Index	6.80%	0.23%	2.14%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 141,361,219
Holdings Count | Holding	1,322
Advisory Fees Paid, Amount	$ 377,537
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$141,361,219
Total number of portfolio holdings	1,322
Total advisory fees paid	$377,537
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	1.74%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.89%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB, 4.25%, 05/01/2052	0.86%
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB, 5.25%, 11/01/2055	0.78%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2050	0.77%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2055	0.72%
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB, 3.00%, 11/15/2051	0.72%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	0.71%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB, 4.00%, 07/01/2050	0.68%
New York Liberty Development Corp., Series 2019, Ref. RB, 2.45%, 09/15/2069	0.68%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	1.74%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.89%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB, 4.25%, 05/01/2052	0.86%
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB, 5.25%, 11/01/2055	0.78%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2050	0.77%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2055	0.72%
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB, 3.00%, 11/15/2051	0.72%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	0.71%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB, 4.00%, 07/01/2050	0.68%
New York Liberty Development Corp., Series 2019, Ref. RB, 2.45%, 09/15/2069	0.68%

C000053071 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco National AMT-Free Municipal Bond ETF
Class Name	Invesco National AMT-Free Municipal Bond ETF
Trading Symbol	PZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco National AMT-Free Municipal Bond ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in investment grade municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA National Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.64%, differed from the return of the Index, 6.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00% coupon, due 7/1/2050, and Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00% coupon, due 11/1/2048.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB, 4.25% coupon, due 5/15/2058, and California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB, 5.00% coupon, due 6/1/2043.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco National AMT-Free Municipal Bond ETF — NAV Return	5.64%	-0.53%	1.50%
ICE BofA National Long-Term Core Plus Municipal Securities Index	6.39%	-0.14%	1.93%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Municipal Bond 20 Year Index	6.80%	0.23%	2.14%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,235,025,417
Holdings Count | Holding	7,112
Advisory Fees Paid, Amount	$ 10,441,160
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,235,025,417
Total number of portfolio holdings	7,112
Total advisory fees paid	$10,441,160
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.13%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.11%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 4.00%, 02/15/2047	0.10%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.50%, 10/01/2053	0.10%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.10%
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB, 5.25%, 01/01/2055	0.10%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.10%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.10%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 2.40%, 11/01/2037	0.09%
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB, 2.10%, 01/01/2043	0.09%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.13%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.11%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 4.00%, 02/15/2047	0.10%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.50%, 10/01/2053	0.10%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.10%
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB, 5.25%, 01/01/2055	0.10%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.10%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.10%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 2.40%, 11/01/2037	0.09%
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB, 2.10%, 01/01/2043	0.09%

C000053967 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California AMT-Free Municipal Bond ETF
Class Name	Invesco California AMT-Free Municipal Bond ETF
Trading Symbol	PWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California AMT-Free Municipal Bond ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in long-term California municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA California Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 6.24%, differed from the return of the Index, 6.77%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by Guam bonds.
Positions | California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB, 4.00% coupon, due 3/1/2050, and Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds, 4.00% coupon, due 8/1/2050.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Ontario (City of), CA Public Financing Authority, Series 2025 A, RB, 4.50% coupon, due 11/1/2055, and Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds, 4.00% coupon, due 8/1/2047.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California AMT-Free Municipal Bond ETF — NAV Return	6.24%	-0.35%	1.54%
ICE BofA California Long-Term Core Plus Municipal Securities Index	6.77%	0.00%	1.87%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Municipal Bond 20 Year Index	6.80%	0.23%	2.14%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,215,259,836
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 3,102,852
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,215,259,836
Total number of portfolio holdings	1,246
Total advisory fees paid	$3,102,852
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.86%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.61%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.60%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	0.53%
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB, 5.00%, 10/01/2055	0.49%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.49%
San Diego Community College District, Series 2025 A-1, GO Bonds, 5.00%, 08/01/2055	0.46%
University of California, Series 2025 CC, RB, 5.00%, 05/15/2053	0.45%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.44%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	0.43%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.86%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.61%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.60%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	0.53%
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB, 5.00%, 10/01/2055	0.49%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.49%
San Diego Community College District, Series 2025 A-1, GO Bonds, 5.00%, 08/01/2055	0.46%
University of California, Series 2025 CC, RB, 5.00%, 05/15/2053	0.45%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.44%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	0.43%

C000053072 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Taxable Municipal Bond ETF
Class Name	Invesco Taxable Municipal Bond ETF
Trading Symbol	BAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Taxable Municipal Bond ETF	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in US taxable municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA US Taxable Municipal Securities Plus Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.57%, differed from the return of the Index, 2.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, 4.43% coupon, due 7/1/2031, and Ohio (County of), WV, Series 2019A, Ref. RB, 4.00%, due 3/1/2040 (no longer held at fiscal year-end).
What detracted from performance?
State Allocations | Utah bonds, followed by New Mexico bonds.
Positions | New York (City of), NY, Series 2025 E-1, GO Bonds, 5.37% coupon, due 10/1/2051, and New York (City of), NY, Series 2025 E-2, GO Bonds, 5.39% coupon, due 10/1/2055.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Taxable Municipal Bond ETF — NAV Return	2.57%	-1.13%	1.87%
Blended - ICE BofA US Taxable Municipal Securities Plus Index	2.88%	-0.78%	2.12%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA U.S. Corporate Index	2.06%	0.11%	2.42%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 900,747,387
Holdings Count | Holding	1,997
Advisory Fees Paid, Amount	$ 2,818,363
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$900,747,387
Total number of portfolio holdings	1,997
Total advisory fees paid	$2,818,363
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2003, GO Bonds, 5.10%, 06/01/2033	1.57%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.25%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.93%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.92%
California (State of), Series 2009, GO Bonds, 7.30%, 10/01/2039	0.75%
New Jersey (State of) Turnpike Authority, Series 2010 A, RB, 7.10%, 01/01/2041	0.75%
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB, 5.17%, 04/01/2041	0.66%
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, 7.43%, 02/15/2029	0.59%
California (State of), Series 2010, GO Bonds, 7.63%, 03/01/2040	0.56%
Connecticut (State of), Series 2008 A, GO Bonds, 5.85%, 03/15/2032	0.56%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Illinois (State of), Series 2003, GO Bonds, 5.10%, 06/01/2033	1.57%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.25%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.93%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.92%
California (State of), Series 2009, GO Bonds, 7.30%, 10/01/2039	0.75%
New Jersey (State of) Turnpike Authority, Series 2010 A, RB, 7.10%, 01/01/2041	0.75%
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB, 5.17%, 04/01/2041	0.66%
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, 7.43%, 02/15/2029	0.59%
California (State of), Series 2010, GO Bonds, 7.63%, 03/01/2040	0.56%
Connecticut (State of), Series 2008 A, GO Bonds, 5.85%, 03/15/2032	0.56%

C000086470 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Class Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Trading Symbol	PSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Utilities & Communication Services ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap utilities and communication services securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Utilities & Communication Services Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 14.17%, differed from the return of the Index, 14.04%, primarily due to a corporate action related to Tegna, Inc., which was partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Entertainment industry, followed by the diversified telecommunication services industry.
Positions | Madison Square Garden Sports Corp., Class A, an entertainment company, and Iridium Communications, Inc., a diversified telecommunications services company.
What detracted from performance?
Industry Allocations | Wireless telecommunication services industry, followed by the media industry.
Positions | TripAdvisor, Inc., an interactive media & services company, and Cogent Communications Holdings, Inc., a diversified telecommunications services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Utilities & Communication Services ETF — NAV Return	14.17%	0.54%	5.83%
S&P SmallCap 600® Capped Utilities & Communication Services Index	14.04%	0.72%	6.04%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 16,025,216
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 43,431
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$16,025,216
Total number of portfolio holdings	37
Total advisory fees paid	$43,431
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Match Group, Inc.	9.61%
Madison Square Garden Sports Corp., Class A	7.01%
Lumen Technologies, Inc.	6.00%
Versant Media Group, Inc.	5.88%
Iridium Communications, Inc.	5.03%
MDU Resources Group, Inc.	4.22%
Clearway Energy, Inc., Class C	3.90%
Otter Tail Corp.	3.85%
Sphere Entertainment Co.	3.71%
Cinemark Holdings, Inc.	3.71%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Match Group, Inc.	9.61%
Madison Square Garden Sports Corp., Class A	7.01%
Lumen Technologies, Inc.	6.00%
Versant Media Group, Inc.	5.88%
Iridium Communications, Inc.	5.03%
MDU Resources Group, Inc.	4.22%
Clearway Energy, Inc., Class C	3.90%
Otter Tail Corp.	3.85%
Sphere Entertainment Co.	3.71%
Cinemark Holdings, Inc.	3.71%
* Excluding money market fund holdings, if any.

C000086471 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Staples ETF
Class Name	Invesco S&P SmallCap Consumer Staples ETF
Trading Symbol	PSCC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Staples ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap consumer staples securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 7.94%, differed from the return of the Index, 8.21%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Consumer staples distribution and retail industry, followed by the beverages industry.
Positions | PriceSmart, Inc., a consumer staples distribution & retail company, and Lamb Weston Holdings, a food products company.
What detracted from performance?
Industry Allocations | Food products industry, followed by the tobacco industry.
Positions | Cal-Maine Foods, Inc., a food products company, and Simply Good Foods Co. (The), a food products company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Staples ETF — NAV Return	7.94%	3.43%	6.92%
S&P SmallCap 600® Capped Consumer Staples Index	8.21%	3.66%	7.14%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 39,255,553
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 102,905
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$39,255,553
Total number of portfolio holdings	29
Total advisory fees paid	$102,905
Portfolio turnover rate	65%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Conagra Brands, Inc.	13.16%
Lamb Weston Holdings, Inc.	11.56%
Campbell's Co. (The)	7.15%
PriceSmart, Inc.	6.60%
Cal-Maine Foods, Inc.	5.39%
Freshpet, Inc.	5.14%
Chefs' Warehouse, Inc. (The)	4.74%
Vita Coco Co., Inc. (The)	3.96%
Interparfums, Inc.	3.68%
WD-40 Co.	3.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Conagra Brands, Inc.	13.16%
Lamb Weston Holdings, Inc.	11.56%
Campbell's Co. (The)	7.15%
PriceSmart, Inc.	6.60%
Cal-Maine Foods, Inc.	5.39%
Freshpet, Inc.	5.14%
Chefs' Warehouse, Inc. (The)	4.74%
Vita Coco Co., Inc. (The)	3.96%
Interparfums, Inc.	3.68%
WD-40 Co.	3.58%
* Excluding money market fund holdings, if any.

C000086472 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Energy ETF
Class Name	Invesco S&P SmallCap Energy ETF
Trading Symbol	PSCE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Energy ETF	$37	0.29%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap energy securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 53.49%, differed from the return of the Index, 53.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Energy equipment & services industry, followed by the oil gas & consumable fuels industry.
Positions | Peabody Energy Corp., an oil gas & consumable fuels company, and Liberty Energy, Inc., Class A, an energy equipment & services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Solaris Energy Infrastructure, Inc., Class B, an energy equipment & services company, and ProPetro Holding Corp., an energy equipment & services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Energy ETF — NAV Return	53.49%	16.36%	-1.86%
S&P SmallCap 600® Capped Energy Index	53.88%	16.68%	-1.60%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 109,886,299
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 260,332
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$109,886,299
Total number of portfolio holdings	36
Total advisory fees paid	$260,332
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
SM Energy Co.	7.59%
Magnolia Oil & Gas Corp., Class A	5.54%
Noble Corp. PLC	5.18%
Kodiak Gas Services, Inc.	5.16%
Archrock, Inc.	4.95%
Oceaneering International, Inc.	4.66%
Core Natural Resources, Inc.	4.62%
Cactus, Inc., Class A	4.40%
Patterson-UTI Energy, Inc.	3.94%
Helmerich & Payne, Inc.	3.92%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SM Energy Co.	7.59%
Magnolia Oil & Gas Corp., Class A	5.54%
Noble Corp. PLC	5.18%
Kodiak Gas Services, Inc.	5.16%
Archrock, Inc.	4.95%
Oceaneering International, Inc.	4.66%
Core Natural Resources, Inc.	4.62%
Cactus, Inc., Class A	4.40%
Patterson-UTI Energy, Inc.	3.94%
Helmerich & Payne, Inc.	3.92%
* Excluding money market fund holdings, if any.

C000086473 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Financials ETF
Class Name	Invesco S&P SmallCap Financials ETF
Trading Symbol	PSCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Financials ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap financials securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Financials & Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 14.61%, differed from the return of the Index, 14.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | StoneX Group, Inc., a capital markets company, and Enova International, Inc., a consumer finance company.
What detracted from performance?
Industry Allocations | Office REITs industry, followed by the residential REITs industry.
Positions | Walker & Dunlop, Inc., a financial services company, and Rocket Cos., Inc., a financial services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Financials ETF — NAV Return	14.61%	5.17%	7.02%
S&P SmallCap 600® Capped Financials & Real Estate Index	14.88%	5.39%	7.25%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 30,317,400
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 66,065
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$30,317,400
Total number of portfolio holdings	165
Total advisory fees paid	$66,065
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Jackson Financial, Inc., Class A	2.03%
Ryman Hospitality Properties, Inc.	1.88%
Lincoln National Corp.	1.58%
StoneX Group, Inc.	1.58%
Terreno Realty Corp.	1.53%
Macerich Co. (The)	1.46%
Essential Properties Realty Trust, Inc.	1.41%
MarketAxess Holdings, Inc.	1.26%
Atlantic Union Bankshares Corp., Class B	1.26%
Enova International, Inc.	1.24%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Jackson Financial, Inc., Class A	2.03%
Ryman Hospitality Properties, Inc.	1.88%
Lincoln National Corp.	1.58%
StoneX Group, Inc.	1.58%
Terreno Realty Corp.	1.53%
Macerich Co. (The)	1.46%
Essential Properties Realty Trust, Inc.	1.41%
MarketAxess Holdings, Inc.	1.26%
Atlantic Union Bankshares Corp., Class B	1.26%
Enova International, Inc.	1.24%
* Excluding money market fund holdings, if any.

C000086474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Health Care ETF
Class Name	Invesco S&P SmallCap Health Care ETF
Trading Symbol	PSCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Health Care ETF	$34	0.29%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap health care securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 31.95%, differed from the return of the Index, 32.32%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Biotechnology industry, followed by the health care providers & services industry.
Positions | Arrowhead Pharmaceuticals, Inc., a biotechnology company (no longer held at fiscal year-end), and Protagonist Therapeutics, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations | Health care technology industry.
Positions | ADMA Biologics, Inc., a biotechnology company, and Waystar Holding Corp., a health care technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Health Care ETF — NAV Return	31.95%	-3.01%	8.39%
S&P SmallCap 600® Capped Health Care Index	32.32%	-2.83%	8.62%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 183,914,887
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 420,945
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$183,914,887
Total number of portfolio holdings	74
Total advisory fees paid	$420,945
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	5.52%
Glaukos Corp.	5.37%
Protagonist Therapeutics, Inc.	4.55%
Alkermes PLC	3.99%
TG Therapeutics, Inc.	3.65%
Teleflex, Inc.	3.20%
PTC Therapeutics, Inc.	2.94%
Ligand Pharmaceuticals, Inc.	2.90%
Merit Medical Systems, Inc.	2.76%
RadNet, Inc.	2.73%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	5.52%
Glaukos Corp.	5.37%
Protagonist Therapeutics, Inc.	4.55%
Alkermes PLC	3.99%
TG Therapeutics, Inc.	3.65%
Teleflex, Inc.	3.20%
PTC Therapeutics, Inc.	2.94%
Ligand Pharmaceuticals, Inc.	2.90%
Merit Medical Systems, Inc.	2.76%
RadNet, Inc.	2.73%
* Excluding money market fund holdings, if any.

C000086475 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Industrials ETF
Class Name	Invesco S&P SmallCap Industrials ETF
Trading Symbol	PSCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Industrials ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap industrials securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.79%, differed from the return of the Index, 18.15%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Construction & engineering industry, followed by the aerospace & defense industry.
Positions | Matson, Inc., a marine transportation company, and Paycom Software, Inc., a professional services company.
What detracted from performance?
Industry Allocations | Passenger airlines, followed by the building products industry.
Positions | Verra Mobility Corp., Class A, a professional services company, and Primoris Services Corp., a construction and engineering company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Industrials ETF — NAV Return	17.79%	13.70%	14.15%
S&P SmallCap 600® Capped Industrials Index	18.15%	14.03%	14.46%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 180,228,752
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 473,374
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$180,228,752
Total number of portfolio holdings	96
Total advisory fees paid	$473,374
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Paycom Software, Inc.	3.18%
Armstrong World Industries, Inc.	2.36%
Federal Signal Corp.	2.29%
Arcosa, Inc.	2.29%
Zurn Elkay Water Solutions Corp.	2.27%
ESCO Technologies, Inc.	2.27%
Matson, Inc.	2.18%
Gates Industrial Corp Ltd.	2.08%
Lyft, Inc., Class A	2.06%
Enpro, Inc.	2.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Paycom Software, Inc.	3.18%
Armstrong World Industries, Inc.	2.36%
Federal Signal Corp.	2.29%
Arcosa, Inc.	2.29%
Zurn Elkay Water Solutions Corp.	2.27%
ESCO Technologies, Inc.	2.27%
Matson, Inc.	2.18%
Gates Industrial Corp Ltd.	2.08%
Lyft, Inc., Class A	2.06%
Enpro, Inc.	2.01%
* Excluding money market fund holdings, if any.

C000086477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Materials ETF
Class Name	Invesco S&P SmallCap Materials ETF
Trading Symbol	PSCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Materials ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap materials securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.28%, differed from the return of the Index, 29.65%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Metals & mining industry, followed by the chemicals industry.
Positions | Hecla Mining Co., a metals and mining company (no longer held at fiscal year-end), and Materion Corp., a metals and mining company.
What detracted from performance?
Industry Allocations | Paper & forest products industry.
Positions | FMC Corp., a chemicals company, and Hawkins, Inc., a chemicals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Materials ETF — NAV Return	29.28%	9.78%	11.01%
S&P SmallCap 600® Capped Materials Index	29.65%	10.05%	11.25%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 21,068,281
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 48,050
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$21,068,281
Total number of portfolio holdings	28
Total advisory fees paid	$48,050
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Eastman Chemical Co.	10.78%
Element Solutions, Inc.	10.59%
Sensient Technologies Corp.	7.48%
Balchem Corp.	7.36%
Celanese Corp.	6.49%
Warrior Met Coal, Inc.	5.20%
Materion Corp.	4.83%
H.B. Fuller Co.	4.11%
Kaiser Aluminum Corp.	3.60%
Century Aluminum Co.	3.55%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eastman Chemical Co.	10.78%
Element Solutions, Inc.	10.59%
Sensient Technologies Corp.	7.48%
Balchem Corp.	7.36%
Celanese Corp.	6.49%
Warrior Met Coal, Inc.	5.20%
Materion Corp.	4.83%
H.B. Fuller Co.	4.11%
Kaiser Aluminum Corp.	3.60%
Century Aluminum Co.	3.55%
* Excluding money market fund holdings, if any.

C000086476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Information Technology ETF
Class Name	Invesco S&P SmallCap Information Technology ETF
Trading Symbol	PSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Information Technology ETF	$38	0.29%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap information technology securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 59.05%, differed from the return of the Index, 59.42%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the technology hardware storage & peripherals industry.
Positions | Sandisk Corp., a technology hardware storage & peripherals company (no longer held at fiscal year-end), and Viavi Solutions, Inc., a communications equipment company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Mirion Technologies, Inc., an electronic equipment, instruments & components company, and MARA Holdings, Inc., a software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Information Technology ETF — NAV Return	59.05%	9.45%	14.31%
S&P SmallCap 600® Capped Information Technology Index	59.42%	9.72%	14.60%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 483,976,125
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,154,688
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$483,976,125
Total number of portfolio holdings	74
Total advisory fees paid	$1,154,688
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Viasat, Inc.	4.10%
FormFactor, Inc.	3.52%
Qorvo, Inc.	3.45%
Ralliant Corp.	3.10%
Plexus Corp.	2.88%
EPAM Systems, Inc.	2.76%
ACI Worldwide, Inc.	2.43%
RingCentral, Inc., Class A	2.31%
MaxLinear, Inc.	2.26%
Box, Inc., Class A	2.22%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Viasat, Inc.	4.10%
FormFactor, Inc.	3.52%
Qorvo, Inc.	3.45%
Ralliant Corp.	3.10%
Plexus Corp.	2.88%
EPAM Systems, Inc.	2.76%
ACI Worldwide, Inc.	2.43%
RingCentral, Inc., Class A	2.31%
MaxLinear, Inc.	2.26%
Box, Inc., Class A	2.22%
* Excluding money market fund holdings, if any.

C000093357 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW High Dividend Yield Financial ETF
Class Name	Invesco KBW High Dividend Yield Financial ETF
Trading Symbol	KBWD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW High Dividend Yield Financial ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. While financial stocks generally performed well, the Fund saw headwinds in the asset management & custody banks sub-industry compared to the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Financial Sector Dividend YieldTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.24%, differed from the return of the Index, 0.59%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Regional banks, followed by the mortgage REITs and life & health insurance sub-industries, respectively.
Positions | ARMOUR Residential REIT, Inc., a mortgage REITs company, and Adamas Trust, Inc., a mortgage REITs company.
What detracted from performance?
Sub-Industry Allocations | Asset management & custody banks, followed by the commercial & residential mortgage finance and transaction & payment processing services sub-industries, respectively.
Positions | UWM Holdings Corp., a commercial & residential mortgage finance company (no longer held at fiscal year-end), and Arbor Realty Trust, Inc., a mortgage REITs company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW High Dividend Yield Financial ETF — NAV Return	0.24%	1.53%	4.59%
KBW Nasdaq Financial Sector Dividend Yield™ Index	0.59%	1.60%	4.57%
S&P 500® Index	20.38%	12.79%	15.37%
S&P 500® Financials Index	8.61%	10.45%	13.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 413,291,401
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,487,224
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$413,291,401
Total number of portfolio holdings	39
Total advisory fees paid	$1,487,224
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
FS KKR Capital Corp., BDC	4.22%
Orchid Island Capital, Inc.	4.11%
Invesco Mortgage Capital, Inc.	4.06%
Goldman Sachs BDC, Inc., BDC	3.92%
ARMOUR Residential REIT, Inc.	3.81%
Dynex Capital, Inc.	3.69%
Carlyle Secured Lending, Inc., BDC	3.48%
AGNC Investment Corp.	3.44%
MFA Financial, Inc.	3.33%
PennantPark Floating Rate Capital Ltd., BDC	3.32%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
FS KKR Capital Corp., BDC	4.22%
Orchid Island Capital, Inc.	4.11%
Invesco Mortgage Capital, Inc.	4.06%
Goldman Sachs BDC, Inc., BDC	3.92%
ARMOUR Residential REIT, Inc.	3.81%
Dynex Capital, Inc.	3.69%
Carlyle Secured Lending, Inc., BDC	3.48%
AGNC Investment Corp.	3.44%
MFA Financial, Inc.	3.33%
PennantPark Floating Rate Capital Ltd., BDC	3.32%
* Excluding money market fund holdings, if any.

C000053049 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Preferred ETF
Class Name	Invesco Preferred ETF
Trading Symbol	PGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Preferred ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, fixed rate preferred securities faced headwinds from higher rates that weighed on long-duration securities. Historically elevated preferred yields helped to offset the impact on total return. Because the Fund primarily invests in fixed rate preferred securities, it was impacted by this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA Core Plus Fixed Rate Preferred Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, -1.56%, differed from the return of the Index, -1.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Real estate management & development industry, followed by the financial services industry.
Positions | M&T Bank Corp., Series J, Pfd., 7.50% coupon, a banks company, and Brookfield Property Preferred L.P., Pfd., 6.25% coupon, a real estate management & development company.
What detracted from performance?
Industry Allocations | Insurance industry, followed by the diversified telecommunication services industry.
Positions | AT&T, Inc., Series C, Pfd., 4.75% coupon, a diversified telecommunication services company, and AT&T, Inc., Pfd., 5.35% coupon, a diversified telecommunication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Preferred ETF — NAV Return	-1.56%	-1.21%	1.98%
ICE BofA Core Plus Fixed Rate Preferred Securities Index	-1.00%	-0.93%	2.25%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
S&P U.S. Preferred Stock Index	3.30%	1.53%	3.70%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,731,041,923
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 19,517,549
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,731,041,923
Total number of portfolio holdings	273
Total advisory fees paid	$19,517,549
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.78%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.52%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.40%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.32%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.31%
Bank of America Corp., Series GG, Pfd., 6.00%	1.27%
AT&T, Inc., Series C, Pfd., 4.75%	1.15%
Bank of America Corp., Series KK, Pfd., 5.38%	1.13%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.05%
Bank of America Corp., Series K, Pfd., 6.45%12/15/2066	1.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.78%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.52%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.40%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.32%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.31%
Bank of America Corp., Series GG, Pfd., 6.00%	1.27%
AT&T, Inc., Series C, Pfd., 4.75%	1.15%
Bank of America Corp., Series KK, Pfd., 5.38%	1.13%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.05%
Bank of America Corp., Series K, Pfd., 6.45%12/15/2066	1.03%
* Excluding money market fund holdings, if any.

C000053051 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Enhanced Fallen Angels ETF
Class Name	Invesco Bloomberg Enhanced Fallen Angels ETF
Trading Symbol	IFLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg Enhanced Fallen Angels ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Enhanced Fallen Angels ETF	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg U.S. High Yield Enhanced Fallen Angels Index (the "Index"), and through February 20, 2026, the RAFI® Bonds U.S. High Yield 1-10 Index (the "Previous Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.98%, differed from the return of the Blended Invesco Bloomberg Enhanced Fallen Angels Index (a composite of the returns of the Previous Index through February 20, 2026, and of the Index for the remainder of the fiscal year ended August 31, 2026), 4.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Materials sector, followed by the communications services sector.
Positions | Macy's Retail Holdings LLC, 6.13% coupon, due 3/15/2032, a broadline retail company (no longer held at fiscal year-end), and Warner Media Holdings Inc., 4.28% coupon, due 3/15/2032, a media company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Whirlpool Corp., 5.75% coupon, due 3/1/2034, a household durables company, and Horizon Mutual Holdings, Inc., 6.20% coupon, due 11/15/2034, a financial services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Enhanced Fallen Angels ETF — NAV Return	3.98%	3.46%	4.23%
Blended Invesco Bloomberg Enhanced Fallen Angels Index	4.50%	3.88%	4.86%
Bloomberg U.S. High Yield Enhanced Fallen Angels Index	N/A	N/A	N/A
RAFI® Bonds U.S. High Yield 1-10 Index	5.04%	3.98%	4.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.13%	5.39%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 301,407,078
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 1,275,859
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$301,407,078
Total number of portfolio holdings	116
Total advisory fees paid	$1,275,859
Portfolio turnover rate	152%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Vodafone Group PLC, 7.00%, 04/04/2079	3.39%
GFL Environmental, Inc., 6.75%, 01/15/2031	3.36%
PacifiCorp, 7.38%, 09/15/2055	2.81%
Huntsman International LLC, 4.50%, 05/01/2029	2.40%
VF Corp., 2.95%, 04/23/2030	2.25%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031	1.96%
SES Americom Inc., 5.30%, 03/25/2044	1.93%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030	1.68%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054	1.67%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	1.62%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vodafone Group PLC, 7.00%, 04/04/2079	3.39%
GFL Environmental, Inc., 6.75%, 01/15/2031	3.36%
PacifiCorp, 7.38%, 09/15/2055	2.81%
Huntsman International LLC, 4.50%, 05/01/2029	2.40%
VF Corp., 2.95%, 04/23/2030	2.25%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031	1.96%
SES Americom Inc., 5.30%, 03/25/2044	1.93%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030	1.68%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054	1.67%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	1.62%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the RAFI® Bonds U.S. High Yield 1-10 Index to the Bloomberg U.S. High Yield Enhanced Fallen Angels Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index. Additionally, the Fund's name changed from Invesco Fundamental High Yield Corporate Bond ETF to Invesco Bloomberg Enhanced Fallen Angels ETF, the Fund's ticker changed from PHB to IFLN, and the Fund's unitary management fee was reduced from 0.50% to 0.23% of average daily net assets.

Material Fund Change Name [Text Block]	Additionally, the Fund's name changed from Invesco Fundamental High Yield Corporate Bond ETF to Invesco Bloomberg Enhanced Fallen Angels ETF, the Fund's ticker changed from PHB to IFLN, and the Fund's unitary management fee was reduced from 0.50% to 0.23% of average daily net assets.
Material Fund Change Objectives [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the RAFI® Bonds U.S. High Yield 1-10 Index to the Bloomberg U.S. High Yield Enhanced Fallen Angels Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Material Fund Change Expenses [Text Block]	Additionally, the Fund's name changed from Invesco Fundamental High Yield Corporate Bond ETF to Invesco Bloomberg Enhanced Fallen Angels ETF, the Fund's ticker changed from PHB to IFLN, and the Fund's unitary management fee was reduced from 0.50% to 0.23% of average daily net assets.
Material Fund Change Strategies [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the RAFI® Bonds U.S. High Yield 1-10 Index to the Bloomberg U.S. High Yield Enhanced Fallen Angels Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Material Fund Change Risks Change [Text Block]	Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the RAFI® Bonds U.S. High Yield 1-10 Index to the Bloomberg U.S. High Yield Enhanced Fallen Angels Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000053046 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equal Weight 0-30 Year Treasury ETF
Class Name	Invesco Equal Weight 0-30 Year Treasury ETF
Trading Symbol	GOVI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equal Weight 0-30 Year Treasury ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund primarily invests in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE 1-30 Year Laddered Maturity US Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.29%, differed from the return of the Index, 0.46%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 0-1 years, followed by bonds with maturities greater than 7 years.
Positions | U.S. Treasury Bonds, 6.63% coupon, due 2/15/2027, and U.S. Treasury Notes, 2.75% coupon, due 2/15/2028.
What detracted from performance?
Duration Allocations | No durations detracted from the Fund's performance during the period.
Positions | U.S. Treasury Bonds, 4.75% coupon, due 2/15/2056, and U.S. Treasury Bonds, 2.25% coupon, due 2/15/2052.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equal Weight 0-30 Year Treasury ETF — NAV Return	0.29%	-3.73%	-0.48%
Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark	0.46%	-3.57%	-0.27%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Treasury Index	1.22%	-0.81%	0.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,219,222,427
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,596,521
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,219,222,427
Total number of portfolio holdings	31
Total advisory fees paid	$1,596,521
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 2.75%, 02/15/2028	3.51%
U.S. Treasury Bonds, 6.63%, 02/15/2027	3.47%
U.S. Treasury Notes, 1.50%, 02/15/2030	3.47%
U.S. Treasury Bonds, 5.25%, 02/15/2029	3.44%
U.S. Treasury Notes, 1.88%, 02/15/2032	3.42%
U.S. Treasury Bonds, 5.38%, 02/15/2031	3.40%
U.S. Treasury Notes, 3.50%, 02/15/2033	3.39%
U.S. Treasury Notes, 4.00%, 02/15/2034	3.37%
U.S. Treasury Notes, 4.63%, 02/15/2035	3.36%
U.S. Treasury Bonds, 4.50%, 02/15/2036	3.36%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 2.75%, 02/15/2028	3.51%
U.S. Treasury Bonds, 6.63%, 02/15/2027	3.47%
U.S. Treasury Notes, 1.50%, 02/15/2030	3.47%
U.S. Treasury Bonds, 5.25%, 02/15/2029	3.44%
U.S. Treasury Notes, 1.88%, 02/15/2032	3.42%
U.S. Treasury Bonds, 5.38%, 02/15/2031	3.40%
U.S. Treasury Notes, 3.50%, 02/15/2033	3.39%
U.S. Treasury Notes, 4.00%, 02/15/2034	3.37%
U.S. Treasury Notes, 4.63%, 02/15/2035	3.36%
U.S. Treasury Bonds, 4.50%, 02/15/2036	3.36%
* Excluding money market fund holdings, if any.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.